UNITED STATES SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number:	(811-07513)

Exact name of registrant as specified in charter:	Putnam Funds Trust

Address of principal executive offices:	One Post Office Square, Boston, Massachusetts 02109

Name and address of agent for service:	Robert T. Burns, Vice President One Post Office Square Boston, Massachusetts 02109

Copy to:	Bryan Chegwidden, Esq. Ropes & Gray LLP 1211 Avenue of the Americas New York, New York 10036

Registrant's telephone number, including area code:	(617) 292-1000

Date of fiscal year end:	October 31, 2017

Date of reporting period:	July 31, 2017

Item 1. Schedule of Investments:

Putnam Absolute Return 300 Fund

The fund's portfolio
7/31/17 (Unaudited)

U.S. GOVERNMENT AGENCY MORTGAGE OBLIGATIONS (46.3%)(a)
			Principal amount	Value

Federal National Mortgage Association Pass-Through Certificates
4.50%, TBA, 9/1/47			$8,000,000	$8,580,313
4.50%, TBA, 8/1/47			8,000,000	8,588,750
4.00%, TBA, 8/1/47			8,000,000	8,423,125
3.50%, TBA, 9/1/47			54,000,000	55,506,092
3.50%, TBA, 8/1/47			71,000,000	73,096,715
3.00%, TBA, 8/1/47			17,000,000	17,027,890
2.50%, TBA, 9/1/47			26,000,000	25,102,189
2.50%, TBA, 8/1/47			26,000,000	25,132,656

Total U.S. government agency mortgage obligations (cost $220,784,727)				$221,457,730

U.S. TREASURY OBLIGATIONS (0.1%)(a)
			Principal amount	Value

U.S. Treasury Notes
2.00%, 9/30/20(SEGCCS)			$382,000	$387,253
1.25%, 12/15/18(i)			204,000	204,184
1.125%, 9/30/21(i)			126,000	123,398

Total U.S. treasury obligations (cost $709,470)				$714,835

MORTGAGE-BACKED SECURITIES (44.1%)(a)
			Principal amount	Value

Agency collateralized mortgage obligations (18.9%)

Federal Home Loan Mortgage Corporation
IFB Ser. 2976, Class LC, 19.926%, 5/15/35			$89,471	$131,613
IFB Ser. 3072, Class SM, 19.303%, 11/15/35			211,953	308,546
IFB Ser. 3249, Class PS, 18.231%, 12/15/36			124,317	174,655
IFB Ser. 2990, Class LB, 13.813%, 6/15/34			447,885	538,886
IFB Ser. 3852, Class NT, 4.774%, 5/15/41			4,875,184	4,956,321
Ser. 4601, Class IC, IO, 4.00%, 12/15/45			5,259,629	778,951
Ser. 4193, Class PI, IO, 4.00%, 3/15/43			5,087,587	797,879
Ser. 4213, Class GI, IO, 4.00%, 11/15/41			4,580,387	594,992
Ser. 4591, Class QI, IO, 3.50%, 4/15/46			8,670,748	1,348,041
Ser. 4369, Class IA, IO, 3.50%, 7/15/44			4,393,688	724,632
Ser. 4136, Class IW, IO, 3.50%, 10/15/42			8,463,972	1,118,175
Ser. 4150, Class DI, IO, 3.00%, 1/15/43			8,303,082	1,058,643
Ser. 4158, Class TI, IO, 3.00%, 12/15/42			5,373,509	562,553
Ser. 4182, Class PI, IO, 3.00%, 12/15/41			12,659,811	996,327
Ser. 4206, Class IP, IO, 3.00%, 12/15/41			4,660,202	463,583
FRB Ser. 8, Class A9, IO, 0.441%, 11/15/28			278,525	3,830
FRB Ser. 59, Class 1AX, IO, 0.272%, 10/25/43			736,002	7,217
Ser. 48, Class A2, IO, 0.212%, 7/25/33			1,114,818	8,187
Ser. 3835, Class FO, PO, zero %, 4/15/41			9,474,775	8,196,401

Federal National Mortgage Association
IFB Ser. 05-74, Class NK, 21.339%, 5/25/35			67,719	94,857
IFB Ser. 07-53, Class SP, 19.682%, 6/25/37			184,205	271,955
IFB Ser. 05-75, Class GS, 16.553%, 8/25/35			133,496	174,412
IFB Ser. 11-4, Class CS, 10.436%, 5/25/40			1,272,887	1,469,572
Ser. 16-3, Class NI, IO, 6.00%, 2/25/46			4,973,175	1,180,566
Ser. 397, Class 2, IO, 5.00%, 9/25/39			517,969	107,500
IFB Ser. 12-68, Class BS, IO, 4.768%, 7/25/42			7,001,065	1,207,152
Ser. 17-2, Class KI, IO, 4.00%, 2/25/47			2,869,970	503,479
Ser. 12-124, Class UI, IO, 4.00%, 11/25/42			3,066,590	561,799
Ser. 12-22, Class CI, IO, 4.00%, 3/25/41			8,806,177	1,218,171
Ser. 12-62, Class MI, IO, 4.00%, 3/25/41			4,854,640	615,520
Ser. 12-136, Class PI, IO, 3.50%, 11/25/42			5,368,770	544,259
Ser. 14-76, IO, 3.50%, 11/25/39			6,426,274	654,576
Ser. 13-21, Class AI, IO, 3.50%, 3/25/33			6,575,782	932,370
Ser. 12-129, Class IJ, IO, 3.50%, 12/25/32			2,291,478	352,315
Ser. 12-151, Class PI, IO, 3.00%, 1/25/43			6,218,081	673,418
Ser. 6, Class BI, IO, 3.00%, 12/25/42			11,059,241	782,994
Ser. 13-35, Class IP, IO, 3.00%, 6/25/42			3,142,111	251,997
Ser. 13-27, Class PI, IO, 3.00%, 12/25/41			16,405,315	1,276,334
Ser. 13-31, Class NI, IO, 3.00%, 6/25/41			8,604,270	622,408
Ser. 98-W2, Class X, IO, 0.059%, 6/25/28			1,781,764	86,861
Ser. 98-W5, Class X, IO, 0.048%, 7/25/28			548,091	26,719
Ser. 07-44, Class CO, PO, zero %, 5/25/37			35,508	29,510

Government National Mortgage Association
Ser. 14-133, Class IP, IO, 5.00%, 9/16/44			4,023,091	847,665
Ser. 14-2, Class IC, IO, 5.00%, 1/16/44			4,918,764	1,081,852
Ser. 13-3, Class IT, IO, 5.00%, 1/20/43			4,786,247	1,019,078
Ser. 11-116, Class IB, IO, 5.00%, 10/20/40			171,261	13,038
Ser. 10-35, Class UI, IO, 5.00%, 3/20/40			987,727	209,546
Ser. 10-20, Class UI, IO, 5.00%, 2/20/40			5,990,550	1,259,273
Ser. 10-9, Class UI, IO, 5.00%, 1/20/40			19,069,604	4,060,071
Ser. 09-121, Class UI, IO, 5.00%, 12/20/39			13,347,166	2,827,997
IFB Ser. 13-99, Class VS, IO, 4.874%, 7/16/43			1,876,815	303,012
IFB Ser. 16-77, Class SC, IO, 4.872%, 10/20/45			5,320,024	1,083,610
IFB Ser. 11-17, Class S, IO, 4.822%, 2/20/41			2,749,525	444,598
Ser. 15-80, Class IA, IO, 4.50%, 6/20/45			6,066,348	1,181,493
Ser. 15-167, Class BI, IO, 4.50%, 4/16/45			5,263,870	1,178,844
Ser. 12-129, IO, 4.50%, 11/16/42			4,180,498	962,183
Ser. 11-18, Class PI, IO, 4.50%, 8/20/40			247,916	32,286
Ser. 10-9, Class QI, IO, 4.50%, 1/20/40			3,859,173	770,248
Ser. 09-121, Class BI, IO, 4.50%, 12/16/39			2,687,192	623,617
Ser. 10-103, Class DI, IO, 4.50%, 12/20/38			1,028,345	41,186
Ser. 15-94, IO, 4.00%, 7/20/45			171,524	39,028
Ser. 15-99, Class LI, IO, 4.00%, 7/20/45			2,246,855	392,231
Ser. 12-106, Class QI, IO, 4.00%, 7/20/42			4,642,092	741,839
Ser. 12-47, Class CI, IO, 4.00%, 3/20/42			1,276,849	220,972
Ser. 15-162, Class BI, IO, 4.00%, 11/20/40			6,242,984	983,957
Ser. 13-53, Class IA, IO, 4.00%, 12/20/26			5,529,299	586,766
Ser. 16-111, Class IP, IO, 3.50%, 8/20/46			16,774,983	1,972,570
Ser. 15-111, Class IJ, IO, 3.50%, 8/20/45			7,174,141	1,000,075
Ser. 16-136, Class YI, IO, 3.50%, 3/20/45			5,380,306	739,792
Ser. 15-20, Class PI, IO, 3.50%, 2/20/45			7,738,383	1,377,610
Ser. 13-76, IO, 3.50%, 5/20/43			3,570,469	577,845
Ser. 13-79, Class PI, IO, 3.50%, 4/20/43			4,642,260	697,267
Ser. 13-100, Class MI, IO, 3.50%, 2/20/43			5,363,033	744,335
Ser. 13-37, Class JI, IO, 3.50%, 1/20/43			1,997,209	310,966
Ser. 12-71, Class JI, IO, 3.50%, 4/16/41			8,458,967	605,045
Ser. 12-48, Class KI, IO, 3.50%, 12/16/39			1,791,353	168,668
Ser. 183, Class AI, IO, 3.50%, 10/20/39			5,946,963	658,046
Ser. 15-82, Class GI, IO, 3.50%, 12/20/38			7,835,693	710,227
Ser. 14-145, Class PI, IO, 3.50%, 10/20/29			3,743,993	460,399
Ser. 14-46, Class KI, IO, 3.00%, 6/20/36			3,905,255	313,057
Ser. 14-115, Class QI, IO, 3.00%, 3/20/29			7,664,725	693,121
Ser. 16-H13, Class IK, IO, 2.586%, 6/20/66			18,050,908	2,380,463
Ser. 16-H23, Class NI, IO, 2.429%, 10/20/66			10,067,728	1,281,622
Ser. 17-H02, Class BI, IO, 2.321%, 1/20/67			3,246,718	432,236
Ser. 17-H06, Class BI, IO, 2.296%, 2/20/67			14,570,397	1,812,557
Ser. 17-H03, Class DI, IO, 2.296%, 12/20/66			4,893,157	685,042
Ser. 17-H11, Class NI, IO, 2.153%, 5/20/67			5,319,845	705,943
Ser. 16-H11, Class HI, IO, 2.081%, 1/20/66			3,287,742	353,432
Ser. 16-H02, Class BI, IO, 2.023%, 11/20/65			12,932,498	1,226,324
Ser. 15-H15, Class JI, IO, 1.949%, 6/20/65			12,120,843	1,218,145
Ser. 15-H19, Class NI, IO, 1.911%, 7/20/65			18,336,647	1,791,490
Ser. 15-H25, Class EI, IO, 1.854%, 10/20/65			14,088,714	1,286,300
Ser. 15-H18, Class IA, IO, 1.83%, 6/20/65			11,410,204	855,765
Ser. 15-H09, Class BI, IO, 1.692%, 3/20/65			15,069,267	1,304,999
Ser. 15-H10, Class EI, IO, 1.637%, 4/20/65			16,732,653	1,024,038
Ser. 15-H25, Class AI, IO, 1.617%, 9/20/65			14,902,097	1,174,285
Ser. 14-H14, Class CI, IO, 1.586%, 7/20/64			18,188,913	1,170,911
Ser. 11-H15, Class AI, IO, 1.575%, 6/20/61			9,674,276	610,689
Ser. 15-H28, Class DI, IO, 1.553%, 8/20/65			11,551,199	869,805
Ser. 17-H14, Class DI, IO, 1.552%, 6/20/67			6,967,744	574,358
Ser. 11-H08, Class GI, IO, 1.262%, 3/20/61			11,961,841	570,580
Ser. 10-151, Class KO, PO, zero %, 6/16/37			857,072	730,582

GSMPS Mortgage Loan Trust 144A
FRB Ser. 98-2, IO, 1.004%, 5/19/27			51,017	1
FRB Ser. 99-2, IO, 0.84%, 9/19/27			141,141	1,235
FRB Ser. 98-3, IO, zero %, 9/19/27			64,902	1
FRB Ser. 98-4, IO, zero %, 12/19/26			99,784	1

				90,402,393
Commercial mortgage-backed securities (18.4%)

Banc of America Commercial Mortgage Trust
Ser. 06-4, Class AJ, 5.695%, 7/10/46			157,670	158,851
FRB Ser. 07-1, Class XW, IO, 0.221%, 1/15/49			1,288,043	5,556

Banc of America Merrill Lynch Commercial Mortgage, Inc. FRB Ser. 05-1, Class B, 5.377%, 11/10/42			2,311,251	1,981,644

Banc of America Merrill Lynch Commercial Mortgage, Inc. 144A FRB Ser. 04-4, Class XC, IO, 0.024%, 7/10/42			159,597	72

Bear Stearns Commercial Mortgage Securities Trust FRB Ser. 07-T26, Class AJ, 5.535%, 1/12/45			1,688,000	1,654,240

Bear Stearns Commercial Mortgage Securities Trust 144A FRB Ser. 06-PW11, Class B, 5.302%, 3/11/39			3,814,317	2,972,421

CFCRE Commercial Mortgage Trust 144A FRB Ser. 11-C1, Class E, 6.078%, 4/15/44			1,781,938	867,447

Citigroup Commercial Mortgage Trust
FRB Ser. 13-GC17, Class XA, IO, 1.433%, 11/10/46			25,974,426	1,158,485
FRB Ser. 14-GC21, Class XA, IO, 1.255%, 5/10/47			11,863,289	763,367
FRB Ser. 14-GC19, Class XA, IO, 1.215%, 3/10/47			13,923,269	770,374

Citigroup Commercial Mortgage Trust 144A FRB Ser. 12-GC8, Class XA, IO, 1.834%, 9/10/45			8,423,121	598,294

COBALT CMBS Commercial Mortgage Trust FRB Ser. 07-C3, Class AJ, 5.891%, 5/15/46			1,522,540	1,535,035

COMM Mortgage Pass-Through Certificates 144A FRB Ser. 12-CR3, Class E, 4.768%, 10/15/45			750,000	653,288

COMM Mortgage Trust
FRB Ser. 14-CR17, Class C, 4.735%, 5/10/47			956,000	943,304
FRB Ser. 14-LC15, Class XA, IO, 1.34%, 4/10/47			9,019,467	488,413
FRB Ser. 14-CR19, Class XA, IO, 1.24%, 8/10/47			36,437,195	1,977,971
FRB Ser. 14-UBS4, Class XA, IO, 1.234%, 8/10/47			6,836,179	398,022
FRB Ser. 14-CR20, Class XA, IO, 1.171%, 11/10/47			12,486,908	736,478
FRB Ser. 13-CR11, Class XA, IO, 1.138%, 8/10/50			59,380,835	2,974,724
FRB Ser. 14-UBS6, Class XA, IO, 1.03%, 12/10/47			25,172,049	1,263,637

COMM Mortgage Trust 144A
Ser. 12-LC4, Class E, 4.25%, 12/10/44			1,361,000	1,055,319
Ser. 13-LC13, Class E, 3.719%, 8/10/46			1,503,000	1,016,629

Credit Suisse Commercial Mortgage Trust 144A FRB Ser. 08-C1, Class AJ, 6.31%, 2/15/41			4,668,000	3,384,300

Credit Suisse First Boston Mortgage Securities Corp. Ser. 05-C3, Class B, 4.882%, 7/15/37			288,875	288,009

Credit Suisse First Boston Mortgage Securities Corp. 144A
Ser. 98-C1, Class F, 6.00%, 5/17/40			192,803	194,789
FRB Ser. 03-C3, Class AX, IO, 2.044%, 5/15/38			988,496	2

CSAIL Commercial Mortgage Trust 144A FRB Ser. 15-C1, Class D, 3.799%, 4/15/50			1,086,000	954,389

DBUBS Mortgage Trust 144A FRB Ser. 11-LC3A, Class D, 5.346%, 8/10/44			2,440,000	2,540,772

GS Mortgage Securities Corp II FRB Ser. 15-GC30, Class XA, IO, 0.892%, 5/10/50			16,469,926	798,791

GS Mortgage Securities Corp. II 144A FRB Ser. 13-GC10, Class E, 4.41%, 2/10/46			1,864,000	1,470,137

GS Mortgage Securities Trust
FRB Ser. 13-GC12, Class C, 4.179%, 6/10/46			413,000	410,646
FRB Ser. 14-GC18, Class XA, IO, 1.125%, 1/10/47			20,917,811	1,056,287

GS Mortgage Securities Trust 144A
FRB Ser. 12-GC6, Class D, 5.652%, 1/10/45			1,724,376	1,674,369
Ser. 11-GC3, Class E, 5.00%, 3/10/44			1,219,000	1,139,765
FRB Ser. 13-GC12, Class D, 4.446%, 6/10/46			1,501,000	1,337,541

JPMBB Commercial Mortgage Securities Trust
FRB Ser. 14-C19, Class C, 4.665%, 4/15/47			375,000	380,471
FRB Ser. 14-C19, Class XA, IO, 1.173%, 4/15/47			28,451,447	879,150
FRB Ser. 14-C24, Class XA, IO, 1.064%, 11/15/47			16,074,761	758,528

JPMBB Commercial Mortgage Securities Trust 144A
FRB Ser. 13-C17, Class D, 4.886%, 1/15/47			1,306,000	1,237,416
FRB Ser. C14, Class D, 4.569%, 8/15/46			1,497,000	1,324,157
FRB Ser. 14-C25, Class D, 3.947%, 11/15/47			567,000	449,858
FRB Ser. 14-C26, Class D, 3.925%, 1/15/48			442,000	376,868
FRB Ser. 14-C24, Class D, 3.924%, 11/15/47(F)			741,000	623,968

JPMorgan Chase Commercial Mortgage Securities Corp. 144A FRB Ser. 12-LC9, Class D, 4.384%, 12/15/47			327,000	334,554

JPMorgan Chase Commercial Mortgage Securities Trust
FRB Ser. 07-CB20, Class AJ, 6.21%, 2/12/51			110,068	110,893
FRB Ser. 13-C10, Class XA, IO, 1.123%, 12/15/47			43,651,818	2,029,155

JPMorgan Chase Commercial Mortgage Securities Trust 144A
FRB Ser. 07-CB20, Class B, 6.31%, 2/12/51			1,194,000	1,199,970
FRB Ser. 07-CB20, Class C, 6.31%, 2/12/51			920,000	901,600
FRB Ser. 11-C3, Class E, 5.614%, 2/15/46			2,136,000	2,135,573
FRB Ser. 12-C8, Class D, 4.652%, 10/15/45			2,332,000	2,306,814
Ser. 13-C10, Class E, 3.50%, 12/15/47			1,298,000	970,385

LB-UBS Commercial Mortgage Trust FRB Ser. 07-C2, Class XW, IO, 0.263%, 2/15/40			462,424	59

Merrill Lynch Mortgage Trust 144A FRB Ser. 05-MCP1, Class XC, IO, 0.005%, 6/12/43			5,609,342	19

Morgan Stanley Bank of America Merrill Lynch Trust FRB Ser. 13-C13, Class XA, IO, 1.111%, 11/15/46			47,583,140	2,293,983

Morgan Stanley Bank of America Merrill Lynch Trust 144A
Ser. 14-C17, Class D, 4.697%, 8/15/47			2,809,000	2,386,125
FRB Ser. 13-C10, Class E, 4.083%, 7/15/46			4,055,000	3,378,626

Morgan Stanley Capital I Trust Ser. 06-HQ10, Class B, 5.448%, 11/12/41			1,036,000	975,239

Morgan Stanley Capital I Trust 144A FRB Ser. 12-C4, Class XA, IO, 2.099%, 3/15/45			9,441,891	729,687

UBS-Barclays Commercial Mortgage Trust 144A
FRB Ser. 12-C2, Class XA, IO, 1.383%, 5/10/63			8,133,300	430,930
FRB Ser. 13-C5, Class XA, IO, 1.008%, 3/10/46			47,520,100	2,280,965

Wachovia Bank Commercial Mortgage Trust
FRB Ser. 06-C26, Class AJ, 6.103%, 6/15/45			1,083,970	772,329
FRB Ser. 06-C29, IO, 0.323%, 11/15/48			13,980,752	559

Wells Fargo Commercial Mortgage Trust
FRB Ser. 13-LC12, Class C, 4.295%, 7/15/46			749,000	766,826
FRB Ser. 14-LC16, Class XA, IO, 1.382%, 8/15/50			27,235,470	1,547,519

Wells Fargo Commercial Mortgage Trust 144A
FRB Ser. 13-LC12, Class D, 4.295%, 7/15/46			2,166,000	2,020,247
Ser. 14-LC18, Class D, 3.957%, 12/15/47			3,051,000	2,518,652
FRB Ser. 12-LC5, Class XA, IO, 1.832%, 10/15/45			10,259,299	779,593

WF-RBS Commercial Mortgage Trust FRB Ser. 12-C10, Class C, 4.391%, 12/15/45			816,000	806,224

WF-RBS Commercial Mortgage Trust 144A
FRB Ser. 11-C5, Class E, 5.672%, 11/15/44			603,000	619,402
Ser. 11-C4, Class D, 5.265s, 6/15/44			604,000	603,783
Ser. 11-C4, Class E, 5.265%, 6/15/44			1,068,000	1,031,902
FRB Ser. 12-C7, Class D, 4.83%, 6/15/45			1,621,000	1,553,502
FRB Ser. 13-C15, Class D, 4.479%, 8/15/46			1,884,000	1,635,315
FRB Ser. 12-C10, Class D, 4.456%, 12/15/45			1,546,000	1,350,093
FRB Ser. 12-C10, Class E, 4.456%, 12/15/45			1,658,000	1,236,764
Ser. 13-C14, Class E, 3.25%, 6/15/46			1,065,000	722,496
FRB Ser. 11-C5, Class XA, IO, 1.763%, 11/15/44			10,175,812	601,085
FRB Ser. 12-C9, Class XB, IO, 0.704%, 11/15/45			46,094,000	1,530,597

				87,815,249
Residential mortgage-backed securities (non-agency) (6.8%)

BCAP, LLC Trust 144A FRB Ser. 12-RR5, Class 4A8, 1.386%, 6/26/35			1,230,093	1,205,798

Bellemeade Re Ltd. 144A FRB Ser. 15-1A, Class M2, 5.532%, 7/25/25 (Bermuda)			713,899	729,694

Citigroup Mortgage Loan Trust, Inc. FRB Ser. 07-AMC3, Class A2D, 1.582%, 3/25/37			1,570,190	1,332,949

Countrywide Alternative Loan Trust
FRB Ser. 06-OA7, Class 1A1, 2.322%, 6/25/46			490,934	474,144
FRB Ser. 06-OA7, Class 1A2, 1.716%, 6/25/46			4,122,594	3,904,509
FRB Ser. 05-27, Class 1A1, 1.576%, 8/25/35			1,429,641	1,161,726
FRB Ser. 05-59, Class 1A1, 1.558%, 11/20/35			5,046,940	4,599,838
FRB Ser. 06-OA10, Class 4A1, 1.422%, 8/25/46			370,688	343,702

Countrywide Home Loans Mortgage Pass-Through Trust FRB Ser. 05-3, Class 1A1, 1.852%, 4/25/35			689,893	571,597

Federal Home Loan Mortgage Corporation
Structured Agency Credit Risk Debt FRN Ser. 15-DN1, Class B, 12.732%, 1/25/25			395,302	562,328
Structured Agency Credit Risk Debt FRN Ser. 16-DNA2, Class B, 11.732%, 10/25/28			259,819	332,158
Structured Agency Credit Risk Debt FRN Ser. 16-DNA1, Class B, 11.232%, 7/25/28			656,751	824,674
Structured Agency Credit Risk Debt FRN Ser. 15-DNA3, Class B, 10.582%, 4/25/28			1,778,976	2,257,732
Structured Agency Credit Risk Debt FRN Ser. 15-DNA2, Class B, 8.782%, 12/25/27			1,067,302	1,252,884
Structured Agency Credit Risk Debt FRN Ser. 17-DNA2, Class B1, 6.382%, 10/25/29			360,000	402,523

Federal Home Loan Mortgage Corporation Structured Agency Credit Risk Debt FRN Ser. 15-DNA3, Class M3, 5.932%, 4/25/28			650,000	757,814

Federal National Mortgage Association
Connecticut Avenue Securities FRB Ser. 16-C02, Class 1B, 13.482%, 9/25/28			1,589,427	2,207,482
Connecticut Avenue Securities FRB Ser. 16-C03, Class 1B, 12.982%, 10/25/28			840,000	1,135,247
Connecticut Avenue Securities FRB Ser. 16-C03, Class 2M2, 7.132%, 10/25/28			1,450,000	1,711,082
Connecticut Avenue Securities FRB Ser. 15-C04, Class 1M2, 6.932%, 4/25/28			1,819,270	2,086,155
Connecticut Avenue Securities FRB Ser. 15-C01, Class 2M2, 5.782%, 2/25/25			246,645	265,920
Connecticut Avenue Securities FRB Ser. 15-C01, Class 1M2, 5.532%, 2/25/25			363,666	394,699
Connecticut Avenue Securities FRB Ser. 16-C06, Class 1M2, 5.482%, 4/25/29			80,000	89,750
Connecticut Avenue Securities FRB Ser. 15-C02, Class 1M2, 5.232%, 5/25/25			48,962	52,811
Connecticut Avenue Securities FRB Ser. 15-C02, Class 2M2, 5.232%, 5/25/25			154,349	164,725
Connecticut Avenue Securities FRB Ser. 17-C05, Class 1B1, 4.824%, 1/25/30			370,000	369,482
Connecticut Avenue Securities FRB Ser. 14-C03, Class 1M2, 4.232%, 7/25/24			120,000	128,216

GSAA Home Equity Trust FRB Ser. 05-15, Class 2A2, 1.482%, 1/25/36			978,461	675,823

Structured Asset Mortgage Investments II Trust FRB Ser. 07-AR1, Class 2A1, 1.412%, 1/25/37			655,214	580,286

WaMu Mortgage Pass-Through Certificates Trust
FRB Ser. 05-AR10, Class 1A3, 2.824%, 9/25/35			970,298	994,633
FRB Ser. 05-AR13, Class A1C3, 1.722%, 10/25/45			1,093,302	1,059,166

				32,629,547

Total mortgage-backed securities (cost $217,172,914)				$210,847,189

CORPORATE BONDS AND NOTES (27.9%)(a)
			Principal amount	Value

Basic materials (1.1%)

Archer-Daniels-Midland Co. sr. unsec. notes 5.45%, 3/15/18			$1,308,000	$1,340,158

Celanese US Holdings, LLC company guaranty sr. unsec. notes 5.875%, 6/15/21 (Germany)			950,000	1,064,671

Southern Copper Corp. sr. unsec. unsub. notes 5.875%, 4/23/45 (Peru)			800,000	891,165

USG Corp. 144A company guaranty sr. unsec. notes 5.50%, 3/1/25			734,000	783,545

WR Grace & Co.- Conn. 144A company guaranty sr. unsec. notes 5.625%, 10/1/24			1,000,000	1,077,500

				5,157,039
Capital goods (2.3%)

Ardagh Packaging Finance PLC/Ardagh Holdings USA, Inc. 144A company guaranty sr. notes 4.25%, 9/15/22 (Ireland)			1,000,000	1,027,500

Belden, Inc. 144A company guaranty sr. unsec. sub. notes 5.25%, 7/15/24			500,000	520,000

Boeing Co. (The) sr. unsec. bonds 8.75%, 8/15/21			3,580,000	4,481,859

Briggs & Stratton Corp. company guaranty sr. unsec. notes 6.875%, 12/15/20			1,000,000	1,100,000

Covidien International Finance SA company guaranty sr. unsec. unsub. notes 6.00%, 10/15/17 (Luxembourg)			1,692,000	1,707,558

KLX, Inc. 144A company guaranty sr. unsec. notes 5.875%, 12/1/22			656,000	689,620

Moog, Inc. 144A company guaranty sr. unsec. notes 5.25%, 12/1/22			1,025,000	1,069,844

ZF North America Capital, Inc. 144A company guaranty sr. unsec. unsub. notes 4.00%, 4/29/20			500,000	512,500

				11,108,881
Communication services (1.8%)

AT&T, Inc. sr. unsec. unsub. notes 3.00%, 6/30/22			1,800,000	1,821,559

Crown Castle International Corp. sr. unsec. notes 5.25%, 1/15/23(R)			640,000	715,592

DISH DBS Corp. company guaranty sr. unsec. unsub. notes 4.25%, 4/1/18			1,694,000	1,713,058

Sprint Communications, Inc. 144A company guaranty sr. unsec. notes 9.00%, 11/15/18			185,000	200,263

Verizon Communications, Inc. sr. unsec. unsub. notes 2.946%, 3/15/22			1,557,000	1,572,941

Vodafone Group PLC sr. unsec. unsub. notes 1.25%, 9/26/17 (United Kingdom)			2,346,000	2,345,721

				8,369,134
Consumer cyclicals (2.9%)

Autonation, Inc. company guaranty sr. unsec. unsub. notes 6.75%, 4/15/18			2,008,000	2,076,746

Autonation, Inc. company guaranty sr. unsec. unsub. notes 5.50%, 2/1/20			552,000	592,794

Clear Channel Worldwide Holdings, Inc. company guaranty sr. unsec. unsub. notes 6.50%, 11/15/22			1,000,000	1,036,250

Expedia, Inc. company guaranty sr. unsec. unsub. notes 5.00%, 2/15/26			1,856,000	2,043,651

Host Hotels & Resorts LP sr. unsec. unsub. notes 6.00%, 10/1/21(R)			596,000	665,534

Host Hotels & Resorts LP sr. unsec. unsub. notes 5.25%, 3/15/22(R)			279,000	304,349

Lennar Corp. company guaranty sr. unsec. unsub. notes 4.75%, 11/15/22			565,000	599,606

Lennar Corp. company guaranty sr. unsec. unsub. notes 4.75%, 4/1/21			500,000	527,375

Nielsen Co. Luxembourg Sarl (The) 144A company guaranty sr. unsec. sub. notes 5.50%, 10/1/21 (Luxembourg)			1,200,000	1,239,000

S&P Global, Inc. company guaranty sr. unsec. unsub. notes 3.30%, 8/14/20			3,790,000	3,899,197

TRI Pointe Group, Inc./TRI Pointe Homes, Inc. company guaranty sr. unsec. unsub. notes 5.875%, 6/15/24			1,000,000	1,065,000

				14,049,502
Consumer staples (3.6%)

1011778 BC ULC/New Red Finance, Inc. 144A company guaranty sr. notes 4.625%, 1/15/22 (Canada)			1,000,000	1,022,500

Anheuser-Busch InBev Finance, Inc. company guaranty sr. unsec. unsub. bonds 3.65%, 2/1/26			4,851,000	5,017,486

Anheuser-Busch InBev Finance, Inc. company guaranty sr. unsec. unsub. notes 1.90%, 2/1/19			5,745,000	5,770,278

Anheuser-Busch InBev Finance, Inc. company guaranty sr. unsec. unsub. notes 1.25%, 1/17/18			615,000	614,165

CVS Health Corp. sr. unsec. notes 4.75%, 12/1/22			2,975,000	3,263,661

CVS Health Corp. sr. unsec. unsub. notes 2.25%, 12/5/18			1,690,000	1,701,490

				17,389,580
Energy (1.9%)

ConocoPhillips Co. company guaranty sr. unsec. unsub. notes 1.05%, 12/15/17			1,695,000	1,692,319

Hess Corp. sr. unsec. unsub. notes 7.30%, 8/15/31			180,000	213,183

Pertamina Persero PT 144A sr. unsec. unsub. notes 4.30%, 5/20/23 (Indonesia)			400,000	416,588

Petrobras Global Finance BV company guaranty sr. unsec. unsub. bonds 7.375%, 1/17/27 (Brazil)			545,000	589,963

Petrobras Global Finance BV company guaranty sr. unsec. unsub. bonds 7.25%, 3/17/44 (Brazil)			359,000	360,795

Petrobras Global Finance BV company guaranty sr. unsec. unsub. notes 8.75%, 5/23/26 (Brazil)			161,000	189,175

Petrobras Global Finance BV company guaranty sr. unsec. unsub. notes 6.25%, 3/17/24 (Brazil)			680,000	709,750

Petroleos de Venezuela SA company guaranty sr. unsec. unsub. notes 5.375%, 4/12/27 (Venezuela)			3,544,000	1,159,420

Petroleos Mexicanos company guaranty sr. unsec. unsub. notes 5.50%, 1/21/21 (Mexico)			1,300,000	1,386,258

Petroleos Mexicanos company guaranty sr. unsec. unsub. notes 4.50%, 1/23/26 (Mexico)			1,291,000	1,282,479

Petroleos Mexicanos company guaranty sr. unsec. unsub. notes Ser. REGS, 6.50%, 3/13/27 (Mexico)			925,000	1,018,425

				9,018,355
Financials (9.5%)

AIG Global Funding 144A sr. notes 2.15%, 7/2/20			795,000	796,724

Air Lease Corp. sr. unsec. notes 2.625%, 9/4/18			5,465,000	5,511,983

Ally Financial, Inc. sub. unsec. notes 5.75%, 11/20/25			400,000	428,000

American Express Co. jr. unsec. sub. FRN Ser. C, 4.90%, perpetual maturity			1,600,000	1,636,000

American Express Co. sr. unsec. notes 7.00%, 3/19/18			1,523,000	1,574,517

American Express Co. sr. unsec. notes 6.15%, 8/28/17			923,000	925,949

Bank of America Corp. sr. unsec. unsub. notes 2.00%, 1/11/18			2,358,000	2,362,598

Bank of America Corp. sr. unsec. unsub. notes Ser. MTN, 1.70%, 8/25/17			1,000,000	1,000,118

Banque Federative du Credit Mutuel SA 144A sr. unsec. unsub. notes 2.20%, 7/20/20 (France)			1,485,000	1,486,464

CNO Financial Group, Inc. sr. unsec. unsub. notes 5.25%, 5/30/25			1,055,000	1,120,938

Goldman Sachs Group, Inc. (The) sr. unsec. unsub. notes Ser. GLOB, 2.375%, 1/22/18			1,212,000	1,216,673

JPMorgan Chase & Co. sr. unsec. unsub. notes 2.00%, 8/15/17			1,679,000	1,679,368

JPMorgan Chase & Co. unsec. sub. notes 3.875%, 9/10/24			365,000	378,602

KeyCorp sr. unsec. unsub. notes Ser. MTN, 2.30%, 12/13/18			2,375,000	2,391,038

KKR Group Finance Co., LLC 144A company guaranty sr. unsec. unsub. notes 6.375%, 9/29/20			2,170,000	2,435,107

Lloyds Banking Group PLC unsec. sub. bonds 5.30%, 12/1/45 (United Kingdom)			652,000	751,291

Macquarie Bank, Ltd. 144A sr. unsec. notes 4.00%, 7/29/25 (Australia)			1,210,000	1,269,671

MetLife, Inc. sr. unsec. unsub. notes 4.75%, 2/8/21			2,125,000	2,314,257

OneMain Financial Holdings, LLC 144A company guaranty sr. unsec. sub. notes 6.75%, 12/15/19			1,000,000	1,047,000

PNC Bank NA sr. unsec. notes Ser. BKNT, 2.00%, 5/19/20			845,000	845,782

Protective Life Global Funding 144A notes 2.262%, 4/8/20			780,000	781,363

Royal Bank of Canada sr. unsec. unsub. notes Ser. GMTN, 2.20%, 7/27/18 (Canada)			1,700,000	1,710,287

Royal Bank of Scotland Group PLC jr. unsec. sub. FRB 7.50%, perpetual maturity (United Kingdom)			532,000	561,925

Royal Bank of Scotland Group PLC unsec. sub. notes 4.70%, 7/3/18 (United Kingdom)			2,952,000	3,014,824

Santander Issuances SAU company guaranty unsec. sub. notes 5.179%, 11/19/25 (Spain)			2,400,000	2,597,498

Sberbank of Russia Via SB Capital SA 144A unsec. sub. notes 5.125%, 10/29/22 (Russia)			950,000	982,063

Select Income REIT sr. unsec. unsub. notes 3.60%, 2/1/20(R)			1,000,000	1,015,177

Select Income REIT sr. unsec. unsub. notes 2.85%, 2/1/18(R)			1,000,000	1,003,862

Societe Generale SA company guaranty sr. unsec. notes 2.75%, 10/12/17 (France)			675,000	676,817

UBS AG/London 144A sr. unsec. notes 2.20%, 6/8/20 (United Kingdom)			925,000	929,693

UBS Group Funding Jersey, Ltd. 144A company guaranty sr. unsec. notes 3.00%, 4/15/21 (Switzerland)			1,020,000	1,038,174

				45,483,763
Health care (2.3%)

AstraZeneca PLC sr. unsec. unsub. notes 5.90%, 9/15/17 (United Kingdom)			1,695,000	1,703,316

HCA, Inc. company guaranty sr. notes 6.50%, 2/15/20			1,012,000	1,105,610

Mallinckrodt International Finance SA/Mallinckrodt CB, LLC 144A company guaranty sr. unsec. unsub. notes 5.50%, 4/15/25 (Luxembourg)			206,000	190,035

Omega Healthcare Investors, Inc. company guaranty sr. unsec. bonds 5.25%, 1/15/26(R)			3,805,000	4,033,300

Pfizer, Inc. sr. unsec. unsub. notes 1.70%, 12/15/19			1,560,000	1,562,797

Service Corp. International/US sr. unsec. notes 5.375%, 1/15/22			1,674,000	1,715,850

UnitedHealth Group, Inc. sr. unsec. notes 6.00%, 2/15/18			756,000	774,074

				11,084,982
Technology (1.3%)

Apple, Inc. sr. unsec. unsub. notes 2.00%, 5/6/20			4,336,000	4,367,648

Diamond 1 Finance Corp./Diamond 2 Finance Corp. 144A company guaranty sr. unsec. notes 7.125%, 6/15/24			500,000	556,399

Fidelity National Information Services, Inc. sr. unsec. unsub. notes 3.625%, 10/15/20			447,000	467,494

Infor US, Inc. 144A company guaranty sr. notes 5.75%, 8/15/20			895,000	921,850

				6,313,391
Transportation (0.1%)

Continental Airlines, Inc. Pass-Through Trust pass-through certificates Ser. 97-4, Class A, 6.90%, 1/2/18			48,593	49,079

Continental Airlines, Inc. Pass-Through Trust pass-through certificates Ser. 98-1, Class A, 6.648%, 9/15/17			47,756	48,002

Federal Express Corp. Pass-Through Trust 144A pass-through certificates Ser. 12, 2.625%, 1/15/18			253,791	253,994

				351,075
Utilities and power (1.1%)

Enbridge, Inc. sr. unsec. unsub. bonds 4.25%, 12/1/26 (Canada)			475,000	501,615

Texas-New Mexico Power Co. 144A 1st sr. bonds Ser. A, 9.50%, 4/1/19			3,816,000	4,250,326

				4,751,941

Total corporate bonds and notes (cost $130,080,294)				$133,077,643

SENIOR LOANS (8.9%)(a)(c)
			Principal amount	Value

Basic materials (0.4%)

KMG Chemicals, Inc. bank term loan FRN Ser. B, 5.409%, 6/15/24			$981,818	$991,465

TMS International Corp. bank term loan FRN Ser. B, 4.672%, 10/16/20			914,145	916,431

				1,907,896
Capital goods (0.8%)

Advanced Disposal Services, Inc. bank term loan FRN Ser. B, 3.94%, 11/10/23			1,140,690	1,148,354

Berry Global Group, Inc. bank term loan FRN Ser. I, 3.725%, 10/1/22			743,951	746,275

Gates Global, LLC/Gates Global Co. bank term loan FRN Ser. B, 4.546%, 3/31/24			680,514	684,257

TransDigm, Inc. bank term loan FRN Ser. C, 4.284%, 2/28/20			427,854	429,245

TransDigm, Inc. bank term loan FRN Ser. D, 4.291%, 6/4/21			776,000	778,749

				3,786,880
Communication services (0.9%)

Asurion, LLC bank term loan FRN Ser. B4, 4.476%, 8/4/22			844,533	847,172

Charter Communications Operating, LLC bank term loan FRN Ser. E, 3.23%, 7/1/20			1,046,154	1,051,058

Intelsat Jackson Holdings SA bank term loan FRN Ser. B2, 4.00%, 6/30/19			1,019,814	1,015,778

Sprint Communications, Inc. bank term loan FRN Ser. B, 3.75%, 2/2/24			498,750	500,101

WideOpenWest Finance, LLC bank term loan FRN Ser. B, 4.476%, 8/19/23			1,006,250	1,005,936

				4,420,045
Consumer cyclicals (2.6%)

Academy, Ltd. bank term loan FRN Ser. B, 5.196%, 7/2/22			844,424	658,651

Amaya Holdings BV bank term loan FRN Ser. B, 4.796%, 8/1/21			972,650	976,433

American Casino & Entertainment Properties, LLC bank term loan FRN Ser. B, 4.476%, 7/7/22			442,627	444,840

Caesars Entertainment Operating Co., Inc. bank term loan FRN Ser. B6, 11.75%, 3/1/18 (In default)(NON)			332,619	400,473

Caesars Growth Properties Holdings, LLC bank term loan FRN Ser. L, 4.226%, 5/8/21			407,429	410,077

CityCenter Holdings, LLC bank term loan FRN Ser. B, 3.732%, 4/18/24			474,787	476,345

CPG International, Inc. bank term loan FRN 5.046%, 5/3/24			458,667	459,049

Eldorado Resorts, Inc. bank term loan FRN Ser. B, 3.563%, 4/17/24			982,538	980,081

Greektown Holdings, LLC bank term loan FRN Ser. B, 4.226%, 4/25/24			450,000	450,422

Hilton Worldwide Finance, LLC bank term loan FRN Ser. B2, 3.255%, 10/25/23			809,521	812,759

Jeld-Wen, Inc. bank term loan FRN Ser. B, 4.296%, 7/1/22			755,788	762,559

Jo-Ann Stores, LLC bank term loan FRN 6.391%, 10/21/23			995,000	993,341

Neiman Marcus Group, Ltd., Inc. bank term loan FRN 4.474%, 10/25/20			965,239	717,494

Scientific Games International, Inc. bank term loan FRN Ser. B3, 5.108%, 10/1/21			767,625	769,682

Scientific Games International, Inc. bank term loan FRN Ser. B4, 4.561%, 8/14/24			767,625	770,987

Tribune Media Co. bank term loan FRN Ser. B, 4.226%, 1/27/24			799,366	801,864

Tribune Media Co. bank term loan FRN Ser. B, 4.226%, 12/27/20			64,135	64,216

Univision Communications, Inc. bank term loan FRN Ser. C5, 3.976%, 3/15/24			740,243	736,748

Werner Finco LP bank term loan FRN Ser. B, 5.00%, 6/22/24			500,000	500,000

				12,186,021
Consumer staples (1.4%)

1011778 BC ULC bank term loan FRN Ser. B, 3.504%, 2/17/24			995,419	993,968

Brand Energy & Infrastructure Services, Inc. bank term loan FRN 5.491%, 6/21/24			750,000	753,594

CEC Entertainment, Inc. bank term loan FRN Ser. B, 4.226%, 2/14/21			416,025	415,310

Ceridian HCM Holding, Inc. bank term loan FRN Ser. B2, 4.726%, 9/15/20			645,910	644,833

Del Monte Foods, Inc. bank term loan FRN 4.43%, 2/18/21			928,800	726,012

Landry's, Inc. bank term loan FRN Ser. B, 3.971%, 10/4/23			1,108,341	1,107,946

Libbey Glass, Inc. bank term loan FRN Ser. B, 4.224%, 4/9/21			901,818	816,145

Rite Aid Corp. bank term loan FRN 5.105%, 6/21/21			1,000,000	1,002,292

				6,460,100
Energy (0.1%)

American Energy-Marcellus, LLC bank term loan FRN 5.474%, 8/4/20			651,749	400,825

				400,825
Health care (1.3%)

CHS/Community Health Systems, Inc. bank term loan FRN Ser. H, 4.21%, 1/27/21			1,600,270	1,598,956

Grifols Worldwide Operations USA, Inc. bank term loan FRN Ser. B, 3.44%, 1/31/25			498,750	500,904

Iasis Healthcare, LLC bank term loan FRN Ser. B, 5.296%, 2/17/21			465,088	467,646

Kinetic Concepts, Inc. bank term loan FRN Ser. B, 4.546%, 2/3/24			1,095,000	1,092,947

Ortho-Clinical Diagnostics, Inc. bank term loan FRN Ser. B, 5.046%, 6/30/21			577,150	577,297

Pharmaceutical Product Development, LLC bank term loan FRN 4.013%, 8/18/22			1,043,700	1,050,078

Valeant Pharmaceuticals International, Inc. bank term loan FRN Ser. BF1, 5.98%, 4/1/22			1,015,065	1,033,449

				6,321,277
Technology (0.7%)

CCC Information Services, Inc. bank term loan FRN 4.23%, 3/30/24			1,318,000	1,320,060

First Data Corp. bank term loan FRN 3.477%, 7/10/22			916,192	918,024

Infor US, Inc. bank term loan FRN Ser. B, 4.046%, 2/1/22			435,408	434,553

Syniverse Holdings, Inc. bank term loan FRN Ser. B, 4.172%, 4/23/19			927,449	883,395

				3,556,032
Utilities and power (0.7%)

Calpine Construction Finance Co. LP bank term loan FRN Ser. B, 3.48%, 5/3/20			576,000	576,000

Calpine Construction Finance Co. LP bank term loan FRN Ser. B2, 3.73%, 1/31/22			1,157,913	1,154,294

Energy Transfer Equity LP bank term loan FRN Ser. B, 3.974%, 2/2/24			815,000	817,547

Vistra Operations Co., LLC bank term loan FRN Ser. B, 3.976%, 8/4/23			729,193	730,834

Vistra Operations Co., LLC bank term loan FRN Ser. C, 3.977%, 8/4/23			167,143	167,518

				3,446,193

Total senior loans (cost $43,182,652)				$42,485,269

FOREIGN GOVERNMENT AND AGENCY BONDS AND NOTES (5.1%)(a)
			Principal amount	Value

Argentina (Republic of) sr. unsec. unsub. bonds 7.625%, 4/22/46 (Argentina)			$960,000	$986,880

Argentina (Republic of) sr. unsec. unsub. bonds 6.625%, 7/6/28 (Argentina)			385,000	385,000

Brazil (Federal Republic of) sr. unsec. unsub. bonds 4.875%, 1/22/21 (Brazil)			1,710,000	1,808,325

Buenos Aires (Province of) 144A sr. unsec. unsub. bonds 7.875%, 6/15/27 (Argentina)			1,100,000	1,124,200

Hellenic (Republic of) sr. unsec. notes 4.375%, 8/1/22 (Greece)		EUR	1,296,000	1,519,845

Hellenic (Republic of) sr. unsec. unsub. bonds Ser. PSI, 3.00%, 2/24/40 (Greece)		EUR	57,000	47,999

Hellenic (Republic of) sr. unsec. unsub. bonds Ser. PSI, stepped-coupon 3.00% (3.65%, 2/24/20), 2/24/36 (Greece)(STP)		EUR	406,000	348,341

Hellenic (Republic of) sr. unsec. unsub. bonds Ser. PSI, stepped-coupon 3.00% (3.65%, 2/24/20), 2/24/33 (Greece)(STP)		EUR	76,000	68,425

Hellenic (Republic of) sr. unsec. unsub. bonds Ser. PSI, stepped-coupon 3.00% (3.65%, 2/24/20), 2/24/32 (Greece)(STP)		EUR	99,000	90,575

Hellenic (Republic of) sr. unsec. unsub. bonds Ser. PSI, stepped-coupon 3.00% (3.65%, 2/24/20), 2/24/31 (Greece)(STP)		EUR	260,000	240,653

Hellenic (Republic of) sr. unsec. unsub. bonds Ser. PSI, stepped-coupon 3.00% (3.65%, 2/24/20), 2/24/30 (Greece)(STP)		EUR	1,334,000	1,260,509

Hellenic (Republic of) sr. unsec. unsub. bonds Ser. PSI, stepped-coupon 3.00% (3.65%, 2/24/20), 2/24/29 (Greece)(STP)		EUR	2,769,973	2,666,757

Hellenic (Republic of) sr. unsec. unsub. bonds Ser. PSI, stepped-coupon 3.00% (3.65%, 2/24/20), 2/24/28 (Greece)(STP)		EUR	2,522,206	2,517,229

Hellenic (Republic of) sr. unsec. unsub. bonds Ser. PSI, stepped-coupon 3.00% (3.65%, 2/24/20), 2/24/27 (Greece)(STP)		EUR	206,000	215,653

Hellenic (Republic of) sr. unsec. unsub. bonds Ser. PSI, stepped-coupon 3.00% (3.65%, 2/24/20), 2/24/26 (Greece)(STP)		EUR	548,000	580,886

Hellenic (Republic of) sr. unsec. unsub. bonds Ser. PSI, stepped-coupon 3.00% (3.65%, 2/24/20), 2/24/25 (Greece)(STP)		EUR	709,000	758,648

Hellenic (Republic of) sr. unsec. unsub. bonds Ser. PSI, stepped-coupon 3.00% (3.65%, 2/24/20), 2/24/23 (Greece)(STP)		EUR	343,000	378,891

Indonesia (Republic of) 144A sr. unsec. notes 4.75%, 1/8/26 (Indonesia)			$300,000	323,625

Indonesia (Republic of) 144A sr. unsec. unsub. notes 5.95%, 1/8/46 (Indonesia)			300,000	361,500

Indonesia (Republic of) 144A sr. unsec. unsub. notes 3.375%, 4/15/23 (Indonesia)			1,290,000	1,299,675

Russia (Federation of) 144A sr. unsec. notes 4.50%, 4/4/22 (Russia)			450,000	477,612

Russia (Federation of) 144A sr. unsec. unsub. bonds 12.75%, 6/24/28 (Russia)			1,375,000	2,414,844

Russia (Federation of) 144A sr. unsec. unsub. bonds 5.625%, 4/4/42 (Russia)			3,000,000	3,266,250

Turkey (Republic of) unsec. notes 11.00%, 3/2/22 (Turkey)		TRY	1,733,000	499,561

United Mexican States sr. unsec. unsub. notes 4.15%, 3/28/27 (Mexico)			$644,000	671,978

Total foreign government and agency bonds and notes (cost $22,298,632)				$24,313,861

PURCHASED SWAP OPTIONS OUTSTANDING (0.5%)(a)
Counterparty
Fixed right % to receive or (pay)/	Expiration		Contract
Floating rate index/Maturity date	date/strike		amount	Value

Bank of America N.A.

(2.214)/3 month USD-LIBOR-BBA/Aug-19	Aug-17/2.214		$43,438,000	$43

Barclays Bank PLC

1.47/3 month USD-LIBOR-BBA/Aug-18	Aug-17/1.47		52,125,600	9,904

(0.51)/3 month GBP-LIBOR-BBA/Sep-18	Sep-17/0.51	GBP	42,287,000	8,369

Citibank, N.A.

(2.518)/3 month USD-LIBOR-BBA/May-49	May-19/2.518		$3,822,500	345,669

2.25/3 month USD-LIBOR-BBA/Sep-27	Sep-17/2.25		34,750,400	230,395

(2.57)/3 month USD-LIBOR-BBA/Nov-22	Nov-17/2.57		17,375,200	151,686

1.975/3 month USD-LIBOR-BBA/Nov-22	Nov-17/1.975		17,375,200	110,333

(1.975)/3 month USD-LIBOR-BBA/Nov-22	Nov-17/1.975		17,375,200	106,336

1.6125/3 month USD-LIBOR-BBA/Aug-18	Aug-17/1.6125		69,500,800	99,386

(1.896)/3 month USD-LIBOR-BBA/Dec-22	Dec-17/1.896		11,155,000	97,941

2.57/3 month USD-LIBOR-BBA/Nov-22	Nov-17/2.57		17,375,200	94,347

2.235/3 month USD-LIBOR-BBA/Aug-27	Aug-17/2.235		26,062,800	80,273

1.896/3 month USD-LIBOR-BBA/Dec-22	Dec-17/1.896		11,155,000	54,213

(1.091)/6 month EUR-EURIBOR-Reuters/Jul-23	Jul-18/1.091	EUR	5,956,000	15,723

2.02/3 month USD-LIBOR-BBA/Aug-27	Aug-17/2.02		$26,062,800	12,250

Credit Suisse International

2.2275/3 month USD-LIBOR-BBA/Aug-27	Aug-17/2.2275		26,062,800	129,011

2.3724/3 month USD-LIBOR-BBA/Aug-27	Aug-17/2.3724		8,753,300	104,164

2.8472/3 month USD-LIBOR-BBA/Aug-27	Aug-17/2.8472		8,753,300	33,263

Goldman Sachs International

0.538/3 month GBP-LIBOR-BBA/Oct-18	Oct-17/0.538	GBP	64,324,500	89,113

(2.33)/3 month USD-LIBOR-BBA/Aug-27	Aug-17/2.33		$26,062,800	86,528

2.525/3 month USD-LIBOR-BBA/Aug-37	Aug-17/2.525		8,687,600	76,712

1.3463/3 month GBP-LIBOR-BBA/Oct-27	Oct-17/1.3463	GBP	5,956,000	75,283

2.20/3 month USD-LIBOR-BBA/Aug-27	Aug-17/2.20		$18,880,000	66,646

2.015/3 month USD-LIBOR-BBA/Oct-27	Oct-17/2.015		21,906,000	64,623

(1.83)/3 month USD-LIBOR-BBA/Sep-22	Sep-17/1.83		10,564,000	62,222

(2.29625)/3 month USD-LIBOR-BBA/Aug-27	Aug-17/2.29625		24,494,000	56,826

1.796/3 month USD-LIBOR-BBA/Oct-18	Oct-17/1.796		52,125,600	56,296

-0.108/6 month EUR-EURIBOR-Reuters/Aug-19	Aug-17/-0.108	EUR	29,780,000	29,613

1.83/3 month USD-LIBOR-BBA/Sep-22	Sep-17/1.83		$10,564,000	14,790

(2.5975)/3 month USD-LIBOR-BBA/Aug-27	Aug-17/2.5975		52,125,600	9,904

1.296/3 month USD-LIBOR-BBA/Oct-18	Oct-17/1.296		104,251,200	3,128

(2.62125)/3 month USD-LIBOR-BBA/Aug-27	Aug-17/2.62125		48,988,000	49

(2.234)/3 month USD-LIBOR-BBA/Aug-19	Aug-17/2.234		43,438,000	43

(-0.108)/6 month EUR-EURIBOR-Reuters/Aug-19	Aug-17/-0.108	EUR	29,780,000	35

JPMorgan Chase Bank N.A.

1.585/3 month USD-LIBOR-BBA/Oct-18	Oct-17/1.585		$52,126,000	44,828

(2.81025)/3 month USD-LIBOR-BBA/Oct-27	Oct-17/2.81025		34,750,400	16,680

1.479/3 month USD-LIBOR-BBA/Aug-18	Aug-17/1.479		52,125,600	11,989

(1.585)/3 month USD-LIBOR-BBA/Oct-18	Oct-17/1.585		52,126,000	9,904

1.9685/3 month USD-LIBOR-BBA/Aug-27	Aug-17/1.9685		14,604,000	3,359

Royal Bank of Scotland PLC (The)

(0.5715)/3 month GBP-LIBOR-BBA/Aug-19	Aug-17/0.5715	GBP	29,780,000	42,828

(0.561)/3 month GBP-LIBOR-BBA/Aug-19	Aug-17/0.561	GBP	14,890,000	24,950

0.5715/3 month GBP-LIBOR-BBA/Aug-19	Aug-17/0.5715	GBP	29,780,000	7,465

0.561/3 month GBP-LIBOR-BBA/Aug-19	Aug-17/0.561	GBP	14,890,000	2,947

Total purchased swap options outstanding (cost $3,893,771)				$2,540,067

PURCHASED OPTIONS OUTSTANDING (0.1%)(a)
	Expiration		Contract
	date/strike price		amount	Value

Federal National Mortgage Association 30 yr 3.00% TBA commitments (Put)	Sep-17/$100.05		$42,000,000	$202,608

USD/CNH (Put)	Oct-17/CNH 6.70		16,234,000	52,079

USD/CNH (Put)	Oct-17/CNH 6.70		16,234,000	49,140

USD/JPY (Put)	Nov-17/JPY 107.00		9,745,750	93,579

Total purchased options outstanding (cost $473,866)				$397,406

ASSET-BACKED SECURITIES (0.2%)(a)
			Principal amount	Value

Station Place Securitization Trust 144A FRB Ser. 17-1, Class A, 2.132%, 2/25/49			$1,123,667	$1,123,667

Total asset-backed securities (cost $1,123,667)				$1,123,667

COMMON STOCKS (0.1%)(a)
			Shares	Value

Vantage Drilling International (Units)(NON)			1,521	$266,175

Total common stocks (cost $145,699)				$266,175

SHORT-TERM INVESTMENTS (13.2%)(a)
			Principal amount/shares	Value

Amphenol Corp. commercial paper 1.400%, 8/2/17			$2,000,000	$1,999,845

Autonation, Inc. commercial paper 1.600%, 8/1/17			2,000,000	1,999,906

Cabot Corp. commercial paper 1.401%, 8/11/17			1,000,000	999,565

Dollar General Corp. commercial paper 1.551%, 8/7/17			1,750,000	1,749,473

Energy Transfer Partners LP commercial paper 1.750%, 8/1/17			2,000,000	1,999,906

ERP Operating LP commercial paper 1.370%, 8/4/17			1,000,000	999,845

KCP&L Greater Missouri Operations Co. commercial paper 1.383%, 8/1/17			3,500,000	3,499,865

McCormick & Co., Inc./MD commercial paper 1.342%, 8/31/17			2,000,000	1,997,536

Omnicom Capital, Inc. commercial paper 1.462%, 8/7/17			2,000,000	1,999,452

Putnam Short Term Investment Fund 1.15%(AFF)		Shares	27,803,898	27,803,898

State Street Institutional U.S. Government Money Market Fund, Premier Class 0.94%(P)		Shares	530,000	530,000

Tyco International Holding SarL commercial paper 1.400%, 8/2/17			$2,000,000	1,999,845

U.S. Treasury Bills 1.004%, 8/24/17(SEGSF)(SEGCCS)			446,000	445,723

U.S. Treasury Bills 0.980%, 9/14/17(SEGSF)			170,000	169,798

U.S. Treasury Bills 0.974%, 8/17/17(SEG)(SEGSF)			8,182,000	8,178,465

U.S. Treasury Bills 0.933%, 8/3/17(SEGSF)			3,389,000	3,388,824

U.S. Treasury Bills 0.860%, 8/10/17(SEGSF)			1,425,000	1,424,664

WPP CP Finance PLC commercial paper 1.502%, 8/21/17			2,000,000	1,998,311

Total short-term investments (cost $63,185,954)				$63,184,921

TOTAL INVESTMENTS

Total investments (cost $703,051,646)(b)				$700,408,763

FORWARD CURRENCY CONTRACTS at 7/31/17 (aggregate face value $167,950,577) (Unaudited)

						Unrealized
		Contract	Delivery		Aggregate	appreciation/
Counterparty	Currency	type	date	Value	face value	(depreciation)

Bank of America N.A.
	Australian Dollar	Buy	10/18/17	$3,452,209	$3,298,157	$154,052
	Canadian Dollar	Sell	10/18/17	1,612,522	1,548,224	(64,298)
	Euro	Buy	9/20/17	1,198,285	1,090,484	107,801
	Indian Rupee	Buy	8/16/17	1,770,229	1,753,681	16,548
	Indian Rupee	Sell	8/16/17	1,770,229	1,754,759	(15,470)
	Japanese Yen	Sell	8/16/17	332,948	326,826	(6,122)
	Mexican Peso	Buy	10/18/17	21,536	20,981	555
	New Zealand Dollar	Sell	10/18/17	1,115,120	1,083,147	(31,973)
	Norwegian Krone	Sell	9/20/17	1,766,819	1,468,091	(298,728)
	Singapore Dollar	Buy	8/16/17	1,757,377	1,725,428	31,949
	Singapore Dollar	Sell	8/16/17	1,757,377	1,707,739	(49,638)
	Swedish Krona	Buy	9/20/17	1,119,167	967,214	151,953
Barclays Bank PLC
	Australian Dollar	Buy	10/18/17	367,959	352,225	15,734
	British Pound	Sell	9/20/17	603,561	592,219	(11,342)
	Canadian Dollar	Buy	10/18/17	1,365	1,313	52
	Euro	Buy	9/20/17	2,177,708	2,072,763	104,945
	Japanese Yen	Buy	8/16/17	1,662,550	1,632,425	30,125
	Japanese Yen	Sell	8/16/17	1,662,550	1,639,192	(23,358)
	New Zealand Dollar	Buy	10/18/17	602,445	584,406	18,039
	Swedish Krona	Buy	9/20/17	232,945	216,675	16,270
	Swiss Franc	Sell	9/20/17	323,030	338,152	15,122
Citibank, N.A.
	Australian Dollar	Buy	10/18/17	320,325	306,472	13,853
	Brazilian Real	Buy	10/3/17	2,087,044	2,038,081	48,963
	British Pound	Sell	9/20/17	2,200,414	2,171,689	(28,725)
	Canadian Dollar	Buy	10/18/17	6,985	3,380	3,605
	Euro	Sell	9/20/17	318,561	300,456	(18,105)
	Japanese Yen	Buy	8/16/17	1,683,368	1,662,983	20,385
	Japanese Yen	Sell	8/16/17	1,683,368	1,658,036	(25,332)
	Mexican Peso	Buy	10/18/17	520,171	508,063	12,108
	New Taiwan Dollar	Buy	8/16/17	1,626,746	1,634,046	(7,300)
	New Taiwan Dollar	Sell	8/16/17	1,626,746	1,631,702	4,956
	New Zealand Dollar	Sell	10/18/17	4,340,561	4,210,659	(129,902)
	Norwegian Krone	Buy	9/20/17	1,742,374	1,633,433	108,941
	South African Rand	Buy	10/18/17	45,662	45,365	297
	Swedish Krona	Buy	9/20/17	2,708,247	2,603,099	105,148
Credit Suisse International
	Australian Dollar	Sell	10/18/17	1,378,006	1,318,522	(59,484)
	British Pound	Sell	9/20/17	1,941,783	1,895,390	(46,393)
	Canadian Dollar	Sell	10/18/17	746,927	746,909	(18)
	Japanese Yen	Sell	8/16/17	1,680,778	1,648,727	(32,051)
	New Zealand Dollar	Sell	10/18/17	848,808	823,373	(25,435)
	Norwegian Krone	Sell	9/20/17	1,190,190	1,107,377	(82,813)
	Swedish Krona	Sell	9/20/17	1,496,503	1,398,433	(98,070)
Goldman Sachs International
	Australian Dollar	Sell	10/18/17	3,211,406	3,057,078	(154,328)
	British Pound	Sell	9/20/17	320,877	315,158	(5,719)
	Canadian Dollar	Buy	10/18/17	644,318	617,813	26,505
	Euro	Buy	9/20/17	1,713,040	1,748,655	(35,615)
	Indian Rupee	Buy	8/16/17	3,439,293	3,415,026	24,267
	Indian Rupee	Sell	8/16/17	3,439,293	3,409,142	(30,151)
	Indonesian Rupiah	Buy	11/15/17	1,605,600	1,606,945	(1,345)
	Japanese Yen	Buy	8/16/17	1,662,550	1,630,603	31,947
	Japanese Yen	Sell	8/16/17	1,662,550	1,639,402	(23,148)
	New Zealand Dollar	Buy	10/18/17	618,570	594,853	23,717
	Norwegian Krone	Sell	9/20/17	1,265,025	1,077,563	(187,462)
	South African Rand	Buy	10/18/17	97,523	96,950	573
	Swedish Krona	Buy	9/20/17	4,622,388	4,303,208	319,180
	Swedish Krona	Sell	9/20/17	4,540,617	4,339,586	(201,031)
	Swiss Franc	Buy	9/20/17	60,685	45,563	15,122
	Turkish Lira	Buy	9/20/17	1,622,131	1,610,168	11,963
HSBC Bank USA, National Association
	Australian Dollar	Buy	10/18/17	225,219	215,606	9,613
	Canadian Dollar	Buy	10/18/17	54,436	35,819	18,617
	Euro	Sell	9/20/17	793,555	847,273	53,718
	New Zealand Dollar	Buy	10/18/17	3,382,184	3,281,835	100,349
	Singapore Dollar	Buy	8/16/17	1,657,371	1,626,024	31,347
	Singapore Dollar	Sell	8/16/17	1,657,371	1,617,069	(40,302)
JPMorgan Chase Bank N.A.
	Australian Dollar	Sell	10/18/17	1,698,731	1,607,327	(91,404)
	British Pound	Sell	9/20/17	3,591,367	3,528,788	(62,579)
	Canadian Dollar	Sell	10/18/17	1,507,905	1,504,899	(3,006)
	Euro	Buy	9/20/17	1,312,583	1,193,609	118,974
	Indonesian Rupiah	Buy	11/15/17	1,605,600	1,604,800	800
	Japanese Yen	Buy	8/16/17	946,920	933,410	13,510
	Japanese Yen	Sell	8/16/17	946,920	935,315	(11,605)
	Mexican Peso	Buy	10/18/17	5,438	5,303	135
	New Zealand Dollar	Buy	10/18/17	2,142,945	2,110,793	32,152
	Norwegian Krone	Sell	9/20/17	1,764,794	1,626,184	(138,610)
	South African Rand	Sell	10/18/17	1,523,647	1,539,526	15,879
	Swedish Krona	Buy	9/20/17	4,489,547	4,322,694	166,853
	Swiss Franc	Buy	9/20/17	367,015	366,808	207
Royal Bank of Scotland PLC (The)
	Australian Dollar	Buy	10/18/17	3,594,949	3,441,991	152,958
	Canadian Dollar	Buy	10/18/17	1,154,072	1,110,047	44,025
	Euro	Sell	9/20/17	731,124	746,995	15,871
	Japanese Yen	Sell	8/16/17	1,676,942	1,652,956	(23,986)
	New Zealand Dollar	Buy	10/18/17	1,502,251	1,457,956	44,295
	Norwegian Krone	Sell	9/20/17	1,074,475	899,220	(175,255)
	Swedish Krona	Buy	9/20/17	3,418,978	3,235,114	183,864
	Turkish Lira	Buy	9/20/17	1,207,404	1,203,295	4,109
State Street Bank and Trust Co.
	Australian Dollar	Buy	10/18/17	842,772	806,376	36,396
	British Pound	Sell	9/20/17	1,693,328	1,621,221	(72,107)
	Canadian Dollar	Buy	10/18/17	80,289	77,337	2,952
	Euro	Buy	9/20/17	5,035,859	4,873,718	162,141
	Euro	Sell	9/20/17	5,080,486	4,869,798	(210,688)
	Hungarian Forint	Buy	9/20/17	43,172	41,458	1,714
	Japanese Yen	Buy	8/16/17	812,337	800,671	11,666
	Japanese Yen	Sell	8/16/17	812,337	802,452	(9,885)
	New Zealand Dollar	Buy	10/18/17	2,501,577	2,438,922	62,655
	Norwegian Krone	Buy	9/20/17	1,697,344	1,627,188	70,156
	Norwegian Krone	Sell	9/20/17	1,741,509	1,619,998	(121,511)
	Singapore Dollar	Buy	8/16/17	1,757,377	1,735,648	21,729
	Singapore Dollar	Sell	8/16/17	1,757,377	1,708,060	(49,317)
	Swedish Krona	Buy	9/20/17	497,311	215,908	281,403
UBS AG
	Australian Dollar	Sell	10/18/17	1,514,032	1,506,549	(7,483)
	British Pound	Sell	9/20/17	1,649,452	1,618,329	(31,123)
	Canadian Dollar	Buy	10/18/17	82,136	79,808	2,328
	Euro	Sell	9/20/17	2,151,715	2,128,237	(23,478)
	Japanese Yen	Sell	8/16/17	1,619,259	1,616,954	(2,305)
	New Zealand Dollar	Sell	10/18/17	1,736,240	1,684,219	(52,021)
	Norwegian Krone	Buy	9/20/17	1,418,565	1,527,327	(108,762)
	Swedish Krona	Buy	9/20/17	5,222,435	4,952,118	270,317
	Turkish Lira	Buy	9/20/17	69,046	67,613	1,433
WestPac Banking Corp.
	Australian Dollar	Buy	10/18/17	683,249	656,819	26,430
	Canadian Dollar	Sell	10/18/17	1,544,116	1,541,234	(2,882)
	Euro	Sell	9/20/17	1,657,501	1,593,361	(64,140)
	New Zealand Dollar	Sell	10/18/17	58,122	60,589	2,467

Total						$399,933

FUTURES CONTRACTS OUTSTANDING at 7/31/17 (Unaudited)

				Unrealized
	Number of		Expiration	appreciation/
	contracts	Value	date	(depreciation)

Euro-OAT 10 yr (Short)	22	$3,874,768	Sep-17	$21,154
U.S. Treasury Note Ultra 10 yr (Long)	19	2,565,891	Sep-17	1,001

Total				$22,155

WRITTEN SWAP OPTIONS OUTSTANDING at 7/31/17 (premiums $5,451,809) (Unaudited)

Counterparty
Fixed Obligation % to receive or (pay)/	Expiration		Contract
Floating rate index/Maturity date	date/strike		amount	Value

Bank of America N.A.

2.404/3 month USD-LIBOR-BBA/Aug-19	Aug-17/2.404		$86,876,000	$87
Barclays Bank PLC

1.736/3 month USD-LIBOR-BBA/Sep-18	Sep-17/1.736		52,115,000	52
(1.8295)/3 month USD-LIBOR-BBA/Aug-18	Aug-17/1.8295		52,125,600	9,904
Citibank, N.A.

2.551/3 month USD-LIBOR-BBA/Aug-27	Aug-17/2.551		52,125,600	521
2.5225/3 month USD-LIBOR-BBA/Aug-27	Aug-17/2.5225		26,062,800	8,340
1.291/6 month EUR-EURIBOR-Reuters/Jul-23	Jul-18/1.291	EUR	9,470,000	16,255
(1.642)/3 month USD-LIBOR-BBA/Dec-19	Dec-17/1.642		$34,750,400	53,168
(2.0625)/3 month USD-LIBOR-BBA/Aug-18	Aug-17/2.0625		69,500,800	80,621
1.642/3 month USD-LIBOR-BBA/Dec-19	Dec-17/1.642		34,750,400	86,876
(2.257)/3 month USD-LIBOR-BBA/Nov-27	Nov-17/2.257		17,375,200	195,992
2.257/3 month USD-LIBOR-BBA/Nov-27	Nov-17/2.257		17,375,200	250,203
2.208/3 month USD-LIBOR-BBA/May-24	May-19/2.208		17,375,200	318,835
Credit Suisse International

2.4475/3 month USD-LIBOR-BBA/Aug-27	Aug-17/2.4475		26,062,800	29,972
(2.0385)/3 month USD-LIBOR-BBA/Aug-27	Aug-17/2.0385		52,125,600	42,222
(2.5816)/3 month USD-LIBOR-BBA/Aug-37	Aug-17/2.5816		8,753,300	129,549
Goldman Sachs International

(0.15875)/6 month EUR-EURIBOR-Reuters/Aug-22	Aug-17/0.15875	EUR	11,912,000	14
2.419/3 month USD-LIBOR-BBA/Aug-19	Aug-17/2.419		$86,876,000	87
0.36125/6 month EUR-EURIBOR-Reuters/Aug-22	Aug-17/0.36125	EUR	11,912,000	141
(1.563)/3 month USD-LIBOR-BBA/Sep-19	Sep-17/1.563		$34,750,400	14,595
(2.805)/3 month USD-LIBOR-BBA/Aug-27	Aug-17/2.805		8,687,600	21,372
2.41625/3 month USD-LIBOR-BBA/Aug-27	Aug-17/2.41625		73,482,000	25,719
2.62/3 month USD-LIBOR-BBA/Oct-27	Oct-17/2.62		21,906,000	43,593
1.563/3 month USD-LIBOR-BBA/Sep-19	Sep-17/1.563		34,750,400	55,253
(1.619)/3 month USD-LIBOR-BBA/Oct-18	Oct-17/1.619		156,376,800	62,551
(2.31)/3 month USD-LIBOR-BBA/Aug-27	Aug-17/2.31		8,687,600	64,983
(1.60)/3 month GBP-LIBOR-BBA/Oct-47	Oct-17/1.60	GBP	2,322,800	65,094
2.46/3 month USD-LIBOR-BBA/Aug-27	Aug-17/2.46		$78,188,400	71,933
(0.779)/3 month GBP-LIBOR-BBA/Oct-20	Oct-17/0.779	GBP	21,441,500	74,120
(2.3025)/3 month USD-LIBOR-BBA/Aug-27	Aug-17/2.3025		$9,440,000	76,936
JPMorgan Chase Bank N.A.

2.5385/3 month USD-LIBOR-BBA/Aug-27	Aug-17/2.5385		14,604,000	3,797
1.993/3 month USD-LIBOR-BBA/Oct-20	Oct-17/1.993		17,375,000	7,124
(1.98)/3 month USD-LIBOR-BBA/Aug-18	Aug-17/1.98		52,125,600	7,298
2.534/3 month USD-LIBOR-BBA/Oct-27	Oct-17/2.534		17,375,200	46,392
(1.783)/3 month USD-LIBOR-BBA/Oct-20	Oct-17/1.783		17,375,000	48,129
(6.00 Floor)/3 month USD-LIBOR-BBA/Mar-18	Mar-18/6.00		10,748,000	379,404
Royal Bank of Scotland PLC (The)

(1.005)/3 month GBP-LIBOR-BBA/Aug-27	Aug-17/1.005	GBP	2,978,000	79
(1.0436)/3 month GBP-LIBOR-BBA/Aug-27	Aug-17/1.0436	GBP	5,956,000	314
1.267/3 month GBP-LIBOR-BBA/Aug-27	Aug-17/1.267	GBP	2,978,000	24,479
1.3056/3 month GBP-LIBOR-BBA/Aug-27	Aug-17/1.3056	GBP	5,956,000	32,611

Total				$2,348,615

WRITTEN OPTIONS OUTSTANDING at 7/31/17 (premiums $326,393) (Unaudited)

	Expiration	Contract
	date/strike price	amount	Value

Federal National Mortgage Association 30 yr 3.00% TBA commitments (Put)	Sep-17/$99.61	$42,000,000	$125,790
Federal National Mortgage Association 30 yr 3.00% TBA commitments (Put)	Sep-17/99.17	42,000,000	73,878
USD/CNH (Put)	Oct-17/CNH 6.60	16,234,000	10,974
USD/CNH (Put)	Oct-17/CNH 6.60	16,234,000	9,464
USD/JPY (Put)	Nov-17/JPY 103.00	9,745,750	34,656

Total			$254,762

FORWARD PREMIUM SWAP OPTION CONTRACTS OUTSTANDING at 7/31/17 (Unaudited)

Counterparty			Premium	Unrealized
Fixed right or obligation % to receive or (pay)/	Expiration	Contract	receivable/	appreciation/
Floating rate index/Maturity date	date/strike	amount	(payable)	(depreciation)

Bank of America N.A.

(2.647)/3 month USD-LIBOR-BBA/Jun-29 (Purchased)	Jun-24/2.647	$8,687,600	$(339,685)	$14,161
2.5925/3 month USD-LIBOR-BBA/Jan-27 (Purchased)	Jan-19/2.5925	5,212,600	(183,744)	417
2.785/3 month USD-LIBOR-BBA/Jan-47 (Purchased)	Jan-27/2.785	5,212,600	(559,312)	(1,564)
(2.203)/3 month USD-LIBOR-BBA/Jun-24 (Purchased)	Jun-19/2.203	8,687,600	(173,752)	(5,647)
(2.785)/3 month USD-LIBOR-BBA/Jan-47 (Purchased)	Jan-27/2.785	5,212,600	(559,312)	(13,136)
2.203/3 month USD-LIBOR-BBA/Jun-24 (Purchased)	Jun-19/2.203	8,687,600	(173,752)	(20,242)
2.647/3 month USD-LIBOR-BBA/Jun-29 (Purchased)	Jun-24/2.647	8,687,600	(339,685)	(22,675)
(2.5925)/3 month USD-LIBOR-BBA/Jan-27 (Purchased)	Jan-19/2.5925	5,212,600	(183,744)	(88,510)
2.7175/3 month USD-LIBOR-BBA/Jan-47 (Written)	Jan-19/2.7175	5,212,600	470,959	161,591
(2.7175)/3 month USD-LIBOR-BBA/Jan-47 (Written)	Jan-19/2.7175	5,212,600	470,958	60,049
(2.413)/3 month USD-LIBOR-BBA/Jun-29 (Written)	Jun-19/2.413	8,687,600	334,038	47,521
2.413/3 month USD-LIBOR-BBA/Jun-29 (Written)	Jun-19/2.413	8,687,600	334,038	(3,823)
Barclays Bank PLC

2.43/3 month USD-LIBOR-BBA/Feb-22 (Purchased)	Feb-19/2.43	5,212,600	(72,716)	13,188
(2.205)/3 month USD-LIBOR-BBA/Jun-24 (Purchased)	Jun-19/2.205	8,687,600	(173,752)	(5,994)
2.205/3 month USD-LIBOR-BBA/Jun-24 (Purchased)	Jun-19/2.205	8,687,600	(173,752)	(19,895)
(2.43)/3 month USD-LIBOR-BBA/Feb-22 (Purchased)	Feb-19/2.43	5,212,600	(72,716)	(45,454)
Citibank, N.A.

(2.654)/3 month USD-LIBOR-BBA/Jun-29 (Purchased)	Jun-24/2.654	8,687,600	(339,685)	12,858
2.654/3 month USD-LIBOR-BBA/Jun-29 (Purchased)	Jun-24/2.654	8,687,600	(339,685)	(21,458)
(2.42)/3 month USD-LIBOR-BBA/Jun-29 (Written)	Jun-19/2.42	8,687,600	334,473	45,349
2.42/3 month USD-LIBOR-BBA/Jun-29 (Written)	Jun-19/2.42	8,687,600	332,735	(2,259)
Goldman Sachs International

2.8175/3 month USD-LIBOR-BBA/Mar-47 (Purchased)	Mar-27/2.8175	1,042,500	(131,616)	2,679
1.995/3 month USD-LIBOR-BBA/Oct-27 (Purchased)	Oct-17/1.995	21,906,000	(59,146)	131
(2.8175)/3 month USD-LIBOR-BBA/Mar-47 (Purchased)	Mar-27/2.8175	1,042,500	(131,616)	(4,149)
2.60/3 month USD-LIBOR-BBA/Oct-27 (Written)	Oct-17/2.60	21,906,000	59,146	6,966
JPMorgan Chase Bank N.A.

2.8325/3 month USD-LIBOR-BBA/Feb-52 (Purchased)	Feb-22/2.8325	5,212,600	(727,809)	14,387
1.9777/3 month USD-LIBOR-BBA/Sep-27 (Purchased)	Sep-17/1.9777	21,906,000	(30,084)	44
(2.8325)/3 month USD-LIBOR-BBA/Feb-52 (Purchased)	Feb-22/2.8325	5,212,600	(727,809)	(124,998)
2.79/3 month USD-LIBOR-BBA/Feb-49 (Written)	Feb-19/2.79	5,212,600	494,936	196,881
(2.79)/3 month USD-LIBOR-BBA/Feb-49 (Written)	Feb-19/2.79	5,212,600	494,936	10,008
2.5777/3 month USD-LIBOR-BBA/Sep-27 (Written)	Sep-17/2.5777	21,906,000	30,084	1,993

Total			$(2,137,069)	$208,419

TBA SALE COMMITMENTS OUTSTANDING at 7/31/17 (proceeds receivable $140,200,820) (Unaudited)

	Principal	Settlement
Agency	amount	date	Value

Federal National Mortgage Association, 4.50%, 8/1/47	$8,000,000	8/14/17	$8,588,750
Federal National Mortgage Association, 4.00%, 9/1/47	8,000,000	9/13/17	8,410,313
Federal National Mortgage Association, 4.00%, 8/1/47	8,000,000	8/14/17	8,423,125
Federal National Mortgage Association, 3.50%, 8/1/47	71,000,000	8/14/17	73,096,715
Federal National Mortgage Association, 3.00%, 8/1/47	17,000,000	8/14/17	17,027,890
Federal National Mortgage Association, 2.50%, 8/1/47	26,000,000	8/14/17	25,132,656

Total			$140,679,449

	CENTRALLY CLEARED INTEREST RATE SWAP CONTRACTS OUTSTANDING at 7/31/17 (Unaudited)

				Upfront		Payments	Payments	Unrealized
				premium	Termination	made by	received by	appreciation/
	Notional amount			received (paid)	date	fund per annum	fund per annum	(depreciation)

		$220,017,700	(E)	$445,087	9/20/19	1.70%	3 month USD-LIBOR-BBA	$159,944
		17,375,200		46,683	7/12/27	3 month USD-LIBOR-BBA	2.291%	132,823
		26,062,800		(156,722)	7/18/27	2.124%	3 month USD-LIBOR-BBA	117,952
		52,125,600		155,686	7/18/27	3 month USD-LIBOR-BBA	2.204%	(12,527)
		4,854,000	(E)	(9,516)	9/20/22	1.95%	3 month USD-LIBOR-BBA	(13,870)
		17,080,000	(E)	77,650	9/20/27	3 month USD-LIBOR-BBA	2.25%	53,396
		8,687,600		55,485	7/25/27	3 month USD-LIBOR-BBA	2.132%	(32,209)
		7,054,500		(54,105)	7/25/47	2.488%	3 month USD-LIBOR-BBA	44,269
		59,929,500	(E)	310,875	9/20/27	2.20%	3 month USD-LIBOR-BBA	668,894
		74,212,100	(E)	155,965	9/20/22	1.90%	3 month USD-LIBOR-BBA	266,986
		5,367,000	(E)	(56,838)	9/20/47	3 month USD-LIBOR-BBA	2.45%	(186,435)
		18,445,000		(245)	6/27/27	2.15%	3 month USD-LIBOR-BBA	135,433
		16,600,000		(220)	6/26/27	3 month USD-LIBOR-BBA	2.11504%	(175,153)
		8,687,600		34,866	7/13/27	3 month USD-LIBOR-BBA	2.18%	(10,535)
		15,613,500		(59)	7/5/19	1.60431%	3 month USD-LIBOR-BBA	(8,383)
		15,613,500		(59)	7/5/19	1.6076%	3 month USD-LIBOR-BBA	(9,388)
		3,894,000		(52)	7/5/27	2.317%	3 month USD-LIBOR-BBA	(29,642)
		12,774,000		(169)	7/10/27	2.34267%	3 month USD-LIBOR-BBA	(124,553)
		12,774,000		(169)	7/10/27	2.34955%	3 month USD-LIBOR-BBA	(132,588)
		12,774,000		(169)	7/10/27	2.35263%	3 month USD-LIBOR-BBA	(136,188)
		944,000	(E)	(13)	8/7/27	2.3625%	3 month USD-LIBOR-BBA	(9,892)
		6,387,000		(85)	7/10/27	2.3575%	3 month USD-LIBOR-BBA	(70,931)
		1,007,000	(E)	(14)	8/9/27	2.3725%	3 month USD-LIBOR-BBA	(11,412)
		10,543,000		(140)	7/13/27	2.34524%	3 month USD-LIBOR-BBA	(104,280)
		10,543,000		(140)	7/13/27	2.34667%	3 month USD-LIBOR-BBA	(105,658)
		1,227,000		(16)	7/19/27	2.264%	3 month USD-LIBOR-BBA	(2,745)
		1,096,000		(15)	7/20/27	2.202%	3 month USD-LIBOR-BBA	3,802
		6,016,000		(80)	7/25/27	3 month USD-LIBOR-BBA	2.22%	(12,432)
		10,460,000		(139)	7/25/27	2.20843%	3 month USD-LIBOR-BBA	32,408
		3,909,000	(E)	(55)	8/30/27	2.27%	3 month USD-LIBOR-BBA	(4,887)
		2,014,000	(E)	(27)	8/7/27	3 month USD-LIBOR-BBA	2.27%	4,036
		9,055,000		(120)	7/28/27	2.274%	3 month USD-LIBOR-BBA	(25,268)
		2,781,387	(E)	(37)	8/9/27	3 month USD-LIBOR-BBA	2.275%	6,694
		4,673,000	(E)	(66)	10/3/27	2.2777%	3 month USD-LIBOR-BBA	(3,833)
		6,426,000	(E)	(91)	11/2/27	2.295%	3 month USD-LIBOR-BBA	(8,233)
	AUD	26,443,000		82,053	6/28/22	2.60%	6 month AUD-BBR-BBSW	(106,596)
	AUD	3,129,000		(18,736)	6/28/27	6 month AUD-BBR-BBSW	3.00%	14,000
	BRL	15,977,175		(44)	1/2/23	Brazil Cetip Interbank Deposit Rate Over	0.00%	(5,228)
	BRL	7,232,528		(19)	1/2/23	0.00%	Brazil Cetip Interbank Deposit Rate Over	(273,755)
	BRL	8,077,894		(21)	1/2/23	Brazil Cetip Interbank Deposit Rate Over	0.00%	119,696
	BRL	30,867,661		(37)	1/2/19	0.00%	Brazil Cetip Interbank Deposit Rate Over	(129,599)
	CAD	6,907,000	(E)	(138,440)	9/20/27	1.95%	3 month CAD-BA-CDOR	61,467
	CAD	29,000	(E)	(28)	9/20/22	3 month CAD-BA-CDOR	1.60%	(477)
	CHF	21,447,000	(E)	(119,036)	9/20/22	6 month CHF-LIBOR-BBA	0.30%	50,309
	CHF	3,638,000	(E)	62,998	9/20/27	6 month CHF-LIBOR-BBA	0.15%	(13,840)
	CZK	34,315,000		(20)	7/13/27	1.35%	6 month CZK-PRIBOR-PRBO	8,976
	EUR	6,379,000	(E)	(25)	2/18/20	1 day EUR-EURIBOR-REUTERS	0.124%	2,421
	EUR	6,379,000	(E)	(25)	2/18/20	1 day EUR-EURIBOR-REUTERS	0.104%	881
	EUR	15,246,000		(133)	4/26/22	0.21%	6 month EUR-EURIBOR-REUTERS	3,283
	EUR	15,267,000		(134)	5/4/22	0.21%	6 month EUR-EURIBOR-REUTERS	7,964
	EUR	21,098,000	(E)	(172,943)	9/20/22	0.20%	6 month EUR-EURIBOR-REUTERS	(29,607)
	EUR	29,451,000	(E)	308,827	9/20/27	6 month EUR-EURIBOR-REUTERS	0.80%	(301,818)
	GBP	2,903,000	(E)	(54)	1/19/32	1.912%	6 month GBP-LIBOR-BBA	(36,138)
	GBP	36,183,000	(E)	(287,565)	9/20/22	0.75%	6 month GBP-LIBOR-BBA	131,974
	GBP	1,288,000	(E)	(27,345)	9/20/27	1.15%	6 month GBP-LIBOR-BBA	(610)
	MXN	77,451,000		—	1/1/26	1 month MXN-TIIE-BANXICO	6.16%	(257,465)
	MXN	56,425,000		—	10/6/21	1 month MXN-TIIE-BANXICO	5.93%	(107,076)
	MXN	16,650,000		(11)	12/24/26	8.12%	1 month MXN-TIIE-BANXICO	(67,913)
	MXN	16,160,000		(10)	1/7/27	8.20%	1 month MXN-TIIE-BANXICO	(71,486)
	MXN	12,645,000		(13)	3/12/32	1 month MXN-TIIE-BANXICO	7.67%	22,184
	NOK	92,757,000	(E)	(65,652)	9/20/22	1.45%	6 month NOK-NIBOR-NIBR	7,654
	NOK	55,500,000	(E)	33,913	9/20/27	6 month NOK-NIBOR-NIBR	1.90%	(55,018)
	NZD	13,998,000	(E)	(37)	3/29/20	3 month NZD-BBR-FRA	3.0475%	36,946
	NZD	4,498,000	(E)	(28,227)	9/20/22	2.75%	3 month NZD-BBR-FRA	(19,734)
	NZD	12,701,000	(E)	47,419	9/20/27	3 month NZD-BBR-FRA	3.25%	(4,641)
	SEK	204,994,000	(E)	(109,579)	9/20/22	0.30%	3 month SEK-STIBOR-SIDE	173,894
	SEK	12,583,000	(E)	32,283	9/20/27	3 month SEK-STIBOR-SIDE	1.10%	(3,482)
	ZAR	10,390,000		(10)	10/11/26	8.32625%	3 month ZAR-JIBAR-SAFEX	(28,950)
	ZAR	51,060,000		(15)	3/9/19	3 month ZAR-JIBAR-SAFEX	7.305%	29,364

	Total			$602,270	$(446,825)
(E)	Extended effective date.

OTC TOTAL RETURN SWAP CONTRACTS OUTSTANDING at 7/31/17 (Unaudited)

		Upfront		Payments	Total return	Unrealized
Swap counterparty/		premium	Termination	received (paid) by	received by	appreciation/
Notional amount		received (paid)	date	fund per annum	or paid by fund	(depreciation)

Bank of America N.A.
	$529,344	$—	1/12/41	4.50% (1 month USD-LIBOR)	Synthetic TRS Index 4.50% 30 year Fannie Mae pools	$(1,638)
Barclays Bank PLC
	85,936	—	1/12/41	5.00% (1 month USD-LIBOR)	Synthetic MBX Index 5.00% 30 year Ginnie Mae II pools	216
	1,459,811	—	1/12/40	4.50% (1 month USD-LIBOR)	Synthetic MBX Index 4.50% 30 year Fannie Mae pools	4,450
	847,193	—	1/12/40	4.00% (1 month USD-LIBOR)	Synthetic MBX Index 4.00% 30 year Fannie Mae pools	3,696
	719,944	—	1/12/39	6.00% (1 month USD-LIBOR)	Synthetic TRS Index 6.00% 30 year Fannie Mae pools	360
	2,540,646	—	1/12/40	4.00% (1 month USD-LIBOR)	Synthetic MBX Index 4.00% 30 year Fannie Mae pools	11,083
	296,953	—	1/12/40	4.00% (1 month USD-LIBOR)	Synthetic TRS Index 4.00% 30 year Fannie Mae pools	(1,830)
	146,579	—	1/12/38	6.50% (1 month USD-LIBOR)	Synthetic TRS Index 6.50% 30 year Fannie Mae pools	133
	4,506,345	—	1/12/40	4.00% (1 month USD-LIBOR)	Synthetic MBX Index 4.00% 30 year Fannie Mae pools	19,659
	637,492	—	1/12/40	4.50% (1 month USD-LIBOR)	Synthetic MBX Index 4.50% 30 year Fannie Mae pools	1,943
	807,378	—	1/12/40	4.50% (1 month USD-LIBOR)	Synthetic MBX Index 4.50% 30 year Fannie Mae pools	2,461
	2,417,525	—	1/12/39	(6.00%) 1 month USD-LIBOR	Synthetic MBX Index 6.00% 30 year Fannie Mae pools	(6,152)
	510,596	—	1/12/41	5.00% (1 month USD-LIBOR)	Synthetic TRS Index 5.00% 30 year Ginnie Mae II pools	(567)
	323,843	—	1/12/41	5.00% (1 month USD-LIBOR)	Synthetic TRS Index 5.00% 30 year Ginnie Mae II pools	(360)
	510,380	—	1/12/38	6.50% (1 month USD-LIBOR)	Synthetic TRS Index 6.50% 30 year Fannie Mae pools	461
	4,050,073	—	1/12/40	5.00% (1 month USD-LIBOR)	Synthetic MBX Index 5.00% 30 year Fannie Mae pools	7,022
	32,916,271	—	1/12/41	5.00% (1 month USD-LIBOR)	Synthetic MBX Index 5.00% 30 year Fannie Mae pools	72,316
	8,983,058	—	1/12/38	(6.50%) 1 month USD-LIBOR	Synthetic MBX Index 6.50% 30 year Fannie Mae pools	(54,592)
	3,952,000	—	7/3/22	(1.9225%)	USA Non Revised Consumer Price Index- Urban (CPI-U)	1,186
	3,952,000	—	7/3/27	2.085%	USA Non Revised Consumer Price Index- Urban (CPI-U)	(5,730)
	4,547,000	—	7/5/22	(1.89%)	USA Non Revised Consumer Price Index- Urban (CPI-U)	9,140
	4,547,000	—	7/5/27	2.05%	USA Non Revised Consumer Price Index- Urban (CPI-U)	(22,826)
EUR	6,402,000	—	9/15/17	(0.4975%)	Eurostat Eurozone HICP excluding tobacco	18,340
EUR	3,201,000	—	9/15/17	(0.46%)	Eurostat Eurozone HICP excluding tobacco	12,050
EUR	4,554,000	—	9/15/17	(0.435%)	Eurostat Eurozone HICP excluding tobacco	19,839
Citibank, N.A.
	$696,873	—	1/12/41	5.00% (1 month USD-LIBOR)	Synthetic MBX Index 5.00% 30 year Fannie Mae pools	1,531
	578,403	—	1/12/41	5.00% (1 month USD-LIBOR)	Synthetic MBX Index 5.00% 30 year Fannie Mae pools	1,271
EUR	9,778,000	—	7/15/27	(1.40%)	Eurostat Eurozone HICP excluding tobacco	48,743
EUR	9,778,000	—	7/15/37	1.71%	Eurostat Eurozone HICP excluding tobacco	(114,687)
Credit Suisse International
	$832,833	—	1/12/41	5.00% (1 month USD-LIBOR)	Synthetic MBX Index 5.00% 30 year Fannie Mae pools	1,830
	2,386,625	—	1/12/38	(6.50%) 1 month USD-LIBOR	Synthetic MBX Index 6.50% 30 year Fannie Mae pools	(14,504)
	2,243,462	—	1/12/41	5.00% (1 month USD-LIBOR)	Synthetic TRS Index 5.00% 30 year Ginnie Mae II pools	(2,492)
	2,263,224	—	1/12/41	(5.00%) 1 month USD-LIBOR	Synthetic TRS Index 5.00% 30 year Fannie Mae pools	13,836
	2,408,345	—	1/12/41	(5.00%) 1 month USD-LIBOR	Synthetic TRS Index 5.00% 30 year Fannie Mae pools	14,723
	4,992,125	—	1/12/41	5.00% (1 month USD-LIBOR)	Synthetic MBX Index 5.00% 30 year Ginnie Mae II pools	(5,545)
	523,033	—	1/12/43	3.50% (1 month USD-LIBOR)	Synthetic TRS Index 3.50% 30 year Fannie Mae pools	(1,071)
	1,384,025	—	1/12/45	3.50% (1 month USD-LIBOR)	Synthetic TRS Index 3.50% 30 year Fannie Mae pools	(7,155)
	4,685,103	—	1/12/44	4.00% (1 month USD-LIBOR)	Synthetic TRS Index 4.00% 30 year Fannie Mae pools	(14,976)
Goldman Sachs International
	1,861,965	—	1/12/38	6.50% (1 month USD-LIBOR)	Synthetic TRS Index 6.50% 30 year Fannie Mae pools	1,683
	1,436,351	—	1/12/38	6.50% (1 month USD-LIBOR)	Synthetic TRS Index 6.50% 30 year Fannie Mae pools	1,299
	4,492,363	—	1/12/39	6.00% (1 month USD-LIBOR)	Synthetic TRS Index 6.00% 30 year Fannie Mae pools	2,249
	1,804,129	—	1/12/38	6.50% (1 month USD-LIBOR)	Synthetic TRS Index 6.50% 30 year Fannie Mae pools	1,631
	4,069,847	—	1/12/41	5.00% (1 month USD-LIBOR)	Synthetic MBX Index 5.00% 30 year Fannie Mae pools	8,941
	2,230,778	—	1/12/38	(6.50%) 1 month USD-LIBOR	Synthetic MBX Index 6.50% 30 year Fannie Mae pools	(13,557)
	838,063	—	1/12/38	(6.50%) 1 month USD-LIBOR	Synthetic MBX Index 6.50% 30 year Fannie Mae pools	(5,093)
	60,015	—	1/12/39	6.00% (1 month USD-LIBOR)	Synthetic TRS Index 6.00% 30 year Fannie Mae pools	30
	1,787,951	—	1/12/39	6.00% (1 month USD-LIBOR)	Synthetic TRS Index 6.00% 30 year Fannie Mae pools	895
	3,055,994	—	1/12/38	(6.50%) 1 month USD-LIBOR	Synthetic MBX Index 6.50% 30 year Fannie Mae pools	(18,572)
	135,361	—	1/12/38	(6.50%) 1 month USD-LIBOR	Synthetic MBX Index 6.50% 30 year Fannie Mae pools	(823)
	360,977	—	1/12/38	(6.50%) 1 month USD-LIBOR	Synthetic MBX Index 6.50% 30 year Fannie Mae pools	(2,194)
	616,266	—	1/12/38	6.50% (1 month USD-LIBOR)	Synthetic TRS Index 6.50% 30 year Fannie Mae pools	557
	2,040,525	—	1/12/38	6.50% (1 month USD-LIBOR)	Synthetic TRS Index 6.50% 30 year Fannie Mae pools	1,845
	3,224,475	—	1/12/39	6.00% (1 month USD-LIBOR)	Synthetic TRS Index 6.00% 30 year Fannie Mae pools	1,614
	3,084,814	—	1/12/41	(5.00%) 1 month USD-LIBOR	Synthetic TRS Index 5.00% 30 year Fannie Mae pools	18,858
	1,872,368	—	1/12/44	(3.00%) 1 month USD-LIBOR	Synthetic TRS Index 3.00% 30 year Fannie Mae pools	(1,262)
	296,953	—	1/12/40	(4.00%) 1 month USD-LIBOR	Synthetic TRS Index 4.00% 30 year Fannie Mae pools	1,830
	529,344	—	1/12/41	(4.50%) 1 month USD-LIBOR	Synthetic TRS Index 4.50% 30 year Fannie Mae pools	1,638
EUR	23,048,000	—	8/10/17	(0.63%)	Eurostat Eurozone HICP excluding tobacco	(16,780)
EUR	7,610,000	—	8/11/17	(0.63%)	Eurostat Eurozone HICP excluding tobacco	(5,540)
EUR	6,402,000	—	8/31/17	(0.27%)	Eurostat Eurozone HICP excluding tobacco	50,171
EUR	6,402,000	—	9/1/17	(0.37%)	Eurostat Eurozone HICP excluding tobacco	37,742
JPMorgan Chase Bank N.A.
	$3,085,022	—	1/12/41	(5.00%) 1 month USD-LIBOR	Synthetic TRS Index 5.00% 30 year Fannie Mae pools	18,860
JPMorgan Securities LLC
	2,348,592	—	1/12/44	4.00% (1 month USD-LIBOR)	Synthetic TRS Index 4.00% 30 year Fannie Mae pools	(7,507)
	523,033	—	1/12/43	(3.50%) 1 month USD-LIBOR	Synthetic TRS Index 3.50% 30 year Fannie Mae pools	1,071
	1,384,025	—	1/12/45	(3.50%) 1 month USD-LIBOR	Synthetic TRS Index 3.50% 30 year Fannie Mae pools	7,155
	7,033,695	—	1/12/44	(4.00%) 1 month USD-LIBOR	Synthetic TRS Index 4.00% 30 year Fannie Mae pools	22,483
	5,257,561	—	1/12/41	(5.00%) 1 month USD-LIBOR	Synthetic MBX Index 5.00% 30 year Ginnie Mae II pools	5,840

Total		$—	$127,228

	OTC CREDIT DEFAULT CONTRACTS OUTSTANDING at 7/31/17 (Unaudited)

			Upfront			Payments
			premium		Termi-	received	Unrealized
	Swap counterparty/		received	Notional	nation	(paid) by fund	appreciation/
	Referenced debt*	Rating***	(paid)**	amount	date	per annum	(depreciation)

	Bank of America N.A.
	CMBX NA BBB-.6 Index	BBB-/P	$11,962	$175,000	5/11/63	300 bp	$(7,781)
	CMBX NA BBB-.6 Index	BBB-/P	22,719	377,000	5/11/63	300 bp	(19,813)
	CMBX NA BBB-.6 Index	BBB-/P	46,609	755,000	5/11/63	300 bp	(38,567)
	CMBX NA BBB-.6 Index	BBB-/P	44,403	779,000	5/11/63	300 bp	(43,481)
	Credit Suisse International
	CMBX NA A.6 Index	A/P	107,498	2,231,000	5/11/63	200 bp	45,228
	CMBX NA A.6 Index	A/P	123,006	2,528,000	5/11/63	200 bp	52,447
	CMBX NA BB.7 Index	—	(110,474)	6,259,000	5/11/63	(500 bp)	1,069,521
	CMBX NA BBB-.6 Index	BBB-/P	32,799	259,000	5/11/63	300 bp	3,580
	CMBX NA BBB-.6 Index	BBB-/P	30,945	270,000	5/11/63	300 bp	485
	CMBX NA BBB-.6 Index	BBB-/P	63,670	555,000	5/11/63	300 bp	1,057
	CMBX NA BBB-.6 Index	BBB-/P	1,328,170	12,422,000	5/11/63	300 bp	(73,239)
	CMBX NA BBB-.7 Index	BBB-/P	283,390	3,834,000	1/17/47	300 bp	(54,066)
	Goldman Sachs International
	CMBX NA BB.6 Index	—	(286,335)	2,799,000	5/11/63	(500 bp)	241,354
	CMBX NA BB.7 Index	—	(62,952)	416,000	1/17/47	(500 bp)	1,831
	CMBX NA A.6 Index	A/P	31,046	556,000	5/11/63	200 bp	15,528
	CMBX NA BB.6 Index	—	(77,729)	532,000	5/11/63	(500 bp)	22,568
	CMBX NA BB.7 Index	—	(457,674)	2,707,000	1/17/47	(500 bp)	(36,119)
	CMBX NA BB.7 Index	—	(104,860)	640,000	1/17/47	(500 bp)	(5,194)
	CMBX NA BBB-.6 Index	BBB-/P	334	3,000	5/11/63	300 bp	(4)
	CMBX NA BBB-.6 Index	BBB-/P	332	4,000	5/11/63	300 bp	(120)
	CMBX NA BBB-.6 Index	BBB-/P	5,354	62,000	5/11/63	300 bp	(1,641)
	CMBX NA BBB-.6 Index	BBB-/P	11,157	141,000	5/11/63	300 bp	(4,750)
	CMBX NA BBB-.6 Index	BBB-/P	12,101	232,000	5/11/63	300 bp	(14,072)
	CMBX NA BBB-.6 Index	BBB-/P	12,401	250,000	5/11/63	300 bp	(15,804)
	CMBX NA BBB-.6 Index	BBB-/P	12,188	250,000	5/11/63	300 bp	(16,017)
	CMBX NA BBB-.6 Index	BBB-/P	19,280	283,000	5/11/63	300 bp	(12,647)
	CMBX NA BBB-.6 Index	BBB-/P	42,492	349,000	5/11/63	300 bp	3,119
	CMBX NA BBB-.6 Index	BBB-/P	208,701	1,760,000	5/11/63	300 bp	10,144
	CMBX NA BBB-.6 Index	BBB-/P	207,983	1,760,000	5/11/63	300 bp	9,426
	CMBX NA BBB-.6 Index	BBB-/P	102,567	2,120,000	5/11/63	300 bp	(136,604)
	CMBX NA BBB-.6 Index	BBB-/P	297,066	2,586,000	5/11/63	300 bp	5,322
	CMBX NA BBB-.7 Index	—	(192,821)	2,371,000	1/17/47	(300 bp)	15,867
	CMBX NA BBB-.7 Index	—	(9,501)	141,000	1/17/47	(300 bp)	2,910
	CMBX NA BBB-.7 Index	—	(4,210)	62,000	1/17/47	(300 bp)	1,247
	CMBX NA BBB-.7 Index	—	(3,657)	53,000	1/17/47	(300 bp)	1,008
	CMBX NA BBB-.7 Index	—	(312)	3,000	1/17/47	(300 bp)	(47)
	JPMorgan Securities LLC
	CMBX NA A.6 Index	A/P	29,375	551,000	5/11/63	200 bp	13,996
	CMBX NA A.6 Index	A/P	30,125	556,000	5/11/63	200 bp	14,606
	CMBX NA A.6 Index	A/P	58,305	1,074,000	5/11/63	200 bp	28,329
	CMBX NA BB.7 Index	—	(52,133)	321,000	1/17/47	(500 bp)	(2,144)
	CMBX NA BBB-.6 Index	BBB-/P	438	3,000	5/11/63	300 bp	100
	CMBX NA BBB-.6 Index	BBB-/P	454	4,000	5/11/63	300 bp	3
	CMBX NA BBB-.6 Index	BBB-/P	341	4,000	5/11/63	300 bp	(111)
	CMBX NA BBB-.6 Index	BBB-/P	611	5,000	5/11/63	300 bp	47
	CMBX NA BBB-.6 Index	BBB-/P	611	5,000	5/11/63	300 bp	47
	CMBX NA BBB-.6 Index	BBB-/P	796	7,000	5/11/63	300 bp	6
	CMBX NA BBB-.6 Index	BBB-/P	432	7,000	5/11/63	300 bp	(358)
	CMBX NA BBB-.6 Index	BBB-/P	832	13,000	5/11/63	300 bp	(634)
	CMBX NA BBB-.6 Index	BBB-/P	693	13,000	5/11/63	300 bp	(774)
	CMBX NA BBB-.6 Index	BBB-/P	662	13,000	5/11/63	300 bp	(805)
	CMBX NA BBB-.6 Index	BBB-/P	3,048	69,000	5/11/63	300 bp	(4,736)
	CMBX NA BBB-.6 Index	BBB-/P	15,625	125,000	5/11/63	300 bp	1,523
	CMBX NA BBB-.6 Index	BBB-/P	9,736	141,000	5/11/63	300 bp	(6,171)
	CMBX NA BBB-.6 Index	BBB-/P	16,863	148,000	5/11/63	300 bp	167
	CMBX NA BBB-.6 Index	BBB-/P	33,799	286,000	5/11/63	300 bp	1,533
	CMBX NA BBB-.6 Index	BBB-/P	36,528	295,000	5/11/63	300 bp	3,247
	CMBX NA BBB-.6 Index	BBB-/P	40,805	326,000	5/11/63	300 bp	4,026
	CMBX NA BBB-.6 Index	BBB-/P	38,688	330,000	5/11/63	300 bp	1,458
	CMBX NA BBB-.6 Index	BBB-/P	40,407	369,000	5/11/63	300 bp	(1,222)
	CMBX NA BBB-.6 Index	BBB-/P	57,645	400,000	5/11/63	300 bp	12,518
	CMBX NA BBB-.6 Index	BBB-/P	34,707	424,000	5/11/63	300 bp	(13,127)
	CMBX NA BBB-.6 Index	BBB-/P	63,769	438,000	5/11/63	300 bp	14,355
	CMBX NA BBB-.6 Index	BBB-/P	69,908	572,000	5/11/63	300 bp	5,377
	CMBX NA BBB-.6 Index	BBB-/P	109,707	886,000	5/11/63	300 bp	9,752
	CMBX NA BBB-.6 Index	BBB-/P	153,207	1,035,000	5/11/63	300 bp	36,441
	CMBX NA BBB-.6 Index	BBB-/P	153,207	1,035,000	5/11/63	300 bp	36,441
	CMBX NA BBB-.6 Index	BBB-/P	356,703	2,954,000	5/11/63	300 bp	23,442
	CMBX NA BBB-.6 Index	BBB-/P	356,703	2,954,000	5/11/63	300 bp	23,442
	CMBX NA BBB-.7 Index	—	(146,538)	1,591,000	1/17/47	(300 bp)	(6,506)
	CMBX NA BBB-.7 Index	—	(52,911)	636,000	1/17/47	(300 bp)	3,068
	CMBX NA BBB-.7 Index	—	(24,838)	314,000	1/17/47	(300 bp)	2,799
	CMBX NA BBB-.7 Index	—	(377)	7,000	1/17/47	(300 bp)	240

	Total		$3,185,581	$1,223,051

*	Payments related to the referenced debt are made upon a credit default event.

**	Upfront premium is based on the difference between the original spread on issue and the market spread on day of execution.

***	Ratings are presented for credit default contracts in which the fund has sold protection on the underlying referenced debt. Ratings for an underlying index represent the average of the ratings of all the securities included in that index. The Moody's, Standard & Poor's or Fitch ratings are believed to be the most recent ratings available at July 31, 2017. Securities rated by Putnam are indicated by "/P." The Putnam rating categories are comparable to the Standard & Poor's classifications.

CENTRALLY CLEARED CREDIT DEFAULT CONTRACTS OUTSTANDING at 7/31/17 (Unaudited)

			Upfront			Payments
			premium		Termi-	received	Unrealized
			received	Notional	nation	(paid) by fund	appreciation/
	Referenced debt*	Rating***	(paid)**	amount	date	per annum	(depreciation)

	NA HY Series 28 Index	B+/P	$668,322	$9,077,000	6/20/22	500 bp	$(77,184)

	Total		$668,322	$(77,184)

*	Payments related to the referenced debt are made upon a credit default event.

**	Upfront premium is based on the difference between the original spread on issue and the market spread on day of execution.

***	Ratings are presented for credit default contracts in which the fund has sold protection on the underlying referenced debt. Ratings for an underlying index represent the average of the ratings of all the securities included in that index. The Moody's, Standard & Poor's or Fitch ratings are believed to be the most recent ratings available at July 31, 2017. Securities rated by Putnam are indicated by "/P." The Putnam rating categories are comparable to the Standard & Poor's classifications.

Key to holding's currency abbreviations
AUD	Australian Dollar
BRL	Brazilian Real
CAD	Canadian Dollar
CHF	Swiss Franc
CNH	Chinese Yuan (Offshore)
CZK	Czech Koruna
EUR	Euro
GBP	British Pound
JPY	Japanese Yen
MXN	Mexican Peso
NOK	Norwegian Krone
NZD	New Zealand Dollar
SEK	Swedish Krona
TRY	Turkish Lira
USD / $	United States Dollar
ZAR	South African Rand
Key to holding's abbreviations
BKNT	Bank Note
bp	Basis Points
FRB	Floating Rate Bonds: the rate shown is the current interest rate at the close of the reporting period
FRN	Floating Rate Notes: the rate shown is the current interest rate or yield at the close of the reporting period
GMTN	Global Medium Term Notes
IFB	Inverse Floating Rate Bonds, which are securities that pay interest rates that vary inversely to changes in the market interest rates. As interest rates rise, inverse floaters produce less current income. The rate shown is the current interest rate at the close of the reporting period.
IO	Interest Only
MTN	Medium Term Notes
OTC	Over-the-counter
PO	Principal Only
REGS	Securities sold under Regulation S may not be offered, sold or delivered within the United States except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933.
TBA	To Be Announced Commitments

Notes to the fund's portfolio
Unless noted otherwise, the notes to the fund's portfolio are for the close of the fund's reporting period, which ran from November 1, 2016 through July 31, 2017 (the reporting period). Within the following notes to the portfolio, references to "ASC 820" represent Accounting Standards Codification 820 Fair Value Measurements and Disclosures, references to "Putnam Management" represent Putnam Investment Management, LLC, the fund's manager, an indirect wholly-owned subsidiary of Putnam Investments, LLC and references to "OTC", if any, represent over-the-counter.
(a)	Percentages indicated are based on net assets of $477,816,841.
(b)	The aggregate identified cost on a tax basis is $716,540,055, resulting in gross unrealized appreciation and depreciation of $2,686,549 and $18,817,841, respectively, or net unrealized depreciation of $16,131,292.
(NON)	This security is non-income-producing.
(STP)	The interest rate and date shown parenthetically represent the new interest rate to be paid and the date the fund will begin accruing interest at this rate.
(AFF)	Affiliated company. For investments in Putnam Short Term Investment Fund, the rate quoted in the security description is the annualized 7-day yield of the fund at the close of the reporting period. Transactions during the period with any company which is under common ownership or control were as follows:

Name of affiliate	Fair value as of 10/31/16	Purchase cost	Sale proceeds	Investment income	Shares outstanding and fair value as of 7/31/17
Short-term investments
Putnam Short Term Investment Fund**	$19,492,391	$365,865,609	$357,554,102	$163,235	$27,803,898
Total Short-term investments	$19,492,391	$365,865,609	$357,554,102	$163,235	$27,803,898

** Management fees charged to Putnam Short Term Investment Fund have been waived by Putnam Management. There were no realized or unrealized gains or losses during the period.
(SEG)	This security, in part or in entirety, was pledged and segregated with the broker to cover margin requirements for futures contracts at the close of the reporting period.
(SEGSF)	This security, in part or in entirety, was pledged and segregated with the custodian for collateral on certain derivative contracts at the close of the reporting period.
(SEGCCS)	This security, in part or in entirety, was pledged and segregated with the custodian for collateral on the initial margin on certain centrally cleared derivative contracts at the close of the reporting period.
(c)	Senior loans are exempt from registration under the Securities Act of 1933, as amended, but contain certain restrictions on resale and cannot be sold publicly. These loans pay interest at rates which adjust periodically. The interest rates shown for senior loans are the current interest rates at the close of the reporting period. Senior loans are also subject to mandatory and/or optional prepayment which cannot be predicted. As a result, the remaining maturity may be substantially less than the stated maturity shown. Senior loans are purchased or sold on a when-issued or delayed delivery basis and may be settled a month or more after the trade date, which from time to time can delay the actual investment of available cash balances; interest income is accrued based on the terms of the securities.
Senior loans can be acquired through an agent, by assignment from another holder of the loan, or as a participation interest in another holder's portion of the loan. When the fund invests in a loan or participation, the fund is subject to the risk that an intermediate participant between the fund and the borrower will fail to meet its obligations to the fund, in addition to the risk that the borrower under the loan may default on its obligations.
(F)	This security is valued by Putnam Management at fair value following procedures approved by the Trustees. Securities may be classified as Level 2 or Level 3 for ASC 820 based on the securities' valuation inputs.
(i)	This security was pledged, or purchased with cash that was pledged, to the fund for collateral on certain derivative contracts.
(P)	This security was pledged, or purchased with cash that was pledged, to the fund for collateral on certain derivative contracts. The rate quoted in the security description is the annualized 7-day yield of the fund at the close of the reporting period.
(R)	Real Estate Investment Trust.
At the close of the reporting period, the fund maintained liquid assets totaling $99,176,062 to cover certain derivative contracts and delayed delivery securities.
Unless otherwise noted, the rates quoted in Short-term investments security descriptions represent the weighted average yield to maturity.
Debt obligations are considered secured unless otherwise indicated.
144A after the name of an issuer represents securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
The dates shown on debt obligations are the original maturity dates.
Security valuation: Portfolio securities and other investments are valued using policies and procedures adopted by the Board of Trustees. The Trustees have formed a Pricing Committee to oversee the implementation of these procedures and have delegated responsibility for valuing the fund's assets in accordance with these procedures to Putnam Management. Putnam Management has established an internal Valuation Committee that is responsible for making fair value determinations, evaluating the effectiveness of the pricing policies of the fund and reporting to the Pricing Committee.
Investments for which market quotations are readily available are valued at the last reported sales price on their principal exchange, or official closing price for certain markets, and are classified as Level 1 securities under ASC 820. If no sales are reported, as in the case of some securities that are traded OTC, a security is valued at its last reported bid price and is generally categorized as a Level 2 security.
Investments in open-end investment companies (excluding exchange-traded funds), if any, which can be classified as Level 1 or Level 2 securities, are valued based on their net asset value. The net asset value of such investment companies equals the total value of their assets less their liabilities and divided by the number of their outstanding shares.
Market quotations are not considered to be readily available for certain debt obligations (including short-term investments with remaining maturities of 60 days or less) and other investments; such investments are valued on the basis of valuations furnished by an independent pricing service approved by the Trustees or dealers selected by Putnam Management. Such services or dealers determine valuations for normal institutional-size trading units of such securities using methods based on market transactions for comparable securities and various relationships, generally recognized by institutional traders, between securities (which consider such factors as security prices, yields, maturities and ratings). These securities will generally be categorized as Level 2.
Many securities markets and exchanges outside the U.S. close prior to the scheduled close of the New York Stock Exchange and therefore the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the scheduled close of the New York Stock Exchange. Accordingly, on certain days, the fund will fair value certain foreign equity securities taking into account multiple factors including movements in the U.S. securities markets, currency valuations and comparisons to the valuation of American Depository Receipts, exchange-traded funds and futures contracts. The foreign equity securities, which would generally be classified as Level 1 securities, will be transferred to Level 2 of the fair value hierarchy when they are valued at fair value. The number of days on which fair value prices will be used will depend on market activity and it is possible that fair value prices will be used by the fund to a significant extent. Securities quoted in foreign currencies, if any, are translated into U.S. dollars at the current exchange rate.
To the extent a pricing service or dealer is unable to value a security or provides a valuation that Putnam Management does not believe accurately reflects the security's fair value, the security will be valued at fair value by Putnam Management in accordance with policies and procedures approved by the Trustees. Certain investments, including certain restricted and illiquid securities and derivatives, are also valued at fair value following procedures approved by the Trustees. These valuations consider such factors as significant market or specific security events such as interest rate or credit quality changes, various relationships with other securities, discount rates, U.S. Treasury, U.S. swap and credit yields, index levels, convexity exposures, recovery rates, sales and other multiples and resale restrictions. These securities are classified as Level 2 or as Level 3 depending on the priority of the significant inputs.
To assess the continuing appropriateness of fair valuations, the Valuation Committee reviews and affirms the reasonableness of such valuations on a regular basis after considering all relevant information that is reasonably available. Such valuations and procedures are reviewed periodically by the Trustees. Certain securities may be valued on the basis of a price provided by a single source. The fair value of securities is generally determined as the amount that the fund could reasonably expect to realize from an orderly disposition of such securities over a reasonable period of time. By its nature, a fair value price is a good faith estimate of the value of a security in a current sale and does not reflect an actual market price, which may be different by a material amount.
Stripped securities: The fund may invest in stripped securities which represent a participation in securities that may be structured in classes with rights to receive different portions of the interest and principal. Interest-only securities receive all of the interest and principal-only securities receive all of the principal. If the interest-only securities experience greater than anticipated prepayments of principal, the fund may fail to recoup fully its initial investment in these securities. Conversely, principal-only securities increase in value if prepayments are greater than anticipated and decline if prepayments are slower than anticipated. The fair value of these securities is highly sensitive to changes in interest rates.
Options contracts: The fund used options contracts to hedge duration and convexity, to isolate prepayment risk and to manage downside risks.
The potential risk to the fund is that the change in value of options contracts may not correspond to the change in value of the hedged instruments. In addition, losses may arise from changes in the value of the underlying instruments if there is an illiquid secondary market for the contracts, if interest or exchange rates move unexpectedly or if the counterparty to the contract is unable to perform. Realized gains and losses on purchased options are included in realized gains and losses on investment securities. If a written call option is exercised, the premium originally received is recorded as an addition to sales proceeds. If a written put option is exercised, the premium originally received is recorded as a reduction to the cost of investments.
Exchange-traded options are valued at the last sale price or, if no sales are reported, the last bid price for purchased options and the last ask price for written options. OTC traded options are valued using prices supplied by dealers.
Options on swaps are similar to options on securities except that the premium paid or received is to buy or grant the right to enter into a previously agreed upon interest rate or credit default contract. Forward premium swap options contracts include premiums that have extended settlement dates. The delayed settlement of the premiums is factored into the daily valuation of the option contracts. In the case of interest rate cap and floor contracts, in return for a premium, ongoing payments between two parties are based on interest rates exceeding a specified rate, in the case of a cap contract, or falling below a specified rate in the case of a floor contract.
For the fund's average contract amount on options contracts, see the appropriate table at the end of these footnotes.
Futures contracts: The fund used futures contracts for hedging treasury term structure risk and for yield curve positioning.
The potential risk to the fund is that the change in value of futures contracts may not correspond to the change in value of the hedged instruments. In addition, losses may arise from changes in the value of the underlying instruments, if there is an illiquid secondary market for the contracts, if interest or exchange rates move unexpectedly or if the counterparty to the contract is unable to perform. With futures, there is minimal counterparty credit risk to the fund since futures are exchange traded and the exchange's clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default. When the contract is closed, the fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.
Futures contracts are valued at the quoted daily settlement prices established by the exchange on which they trade. The fund and the broker agree to exchange an amount of cash equal to the daily fluctuation in the value of the futures contract. Such receipts or payments are known as "variation margin".
For the fund's average number of futures contracts, see the appropriate table at the end of these footnotes.
Forward currency contracts: The fund buys and sells forward currency contracts, which are agreements between two parties to buy and sell currencies at a set price on a future date. These contracts were used for hedging currency exposures and to gain exposure to currencies.
The U.S. dollar value of forward currency contracts is determined using current forward currency exchange rates supplied by a quotation service. The fair value of the contract will fluctuate with changes in currency exchange rates. The contract is marked to market daily and the change in fair value is recorded as an unrealized gain or loss. The fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed when the contract matures or by delivery of the currency. The fund could be exposed to risk if the value of the currency changes unfavorably, if the counterparties to the contracts are unable to meet the terms of their contracts or if the fund is unable to enter into a closing position.
For the fund's average contract amount on forward currency contracts, see the appropriate table at the end of these footnotes.
Interest rate swap contracts: The fund entered into OTC and/or centrally cleared interest rate swap contracts, which are arrangements between two parties to exchange cash flows based on a notional principal amount, for hedging term structure risk, for yield curve positioning and for gaining exposure to rates in various countries.
An OTC and centrally cleared interest rate swap can be purchased or sold with an upfront premium. For OTC interest rate swap contracts, an upfront payment received by the fund is recorded as a liability on the fund's books. An upfront payment made by the fund is recorded as an asset on the fund's books. OTC and centrally cleared interest rate swap contracts are marked to market daily based upon quotations from an independent pricing service or market makers. Any change is recorded as an unrealized gain or loss on OTC interest rate swaps. Daily fluctuations in the value of centrally cleared interest rate swaps are settled through a central clearing agent and are recorded as unrealized gain or loss. Payments, including upfront premiums, received or made are recorded as realized gains or losses at the reset date or the closing of the contract. Certain OTC and centrally cleared interest rate swap contracts may include extended effective dates. Payments related to these swap contracts are accrued based on the terms of the contract.
The fund could be exposed to credit or market risk due to unfavorable changes in the fluctuation of interest rates or if the counterparty defaults, in the case of OTC interest rate contracts, or the central clearing agency or a clearing member defaults, in the case of centrally cleared interest rate swap contracts, on its respective obligation to perform under the contract. The fund's maximum risk of loss from counterparty risk or central clearing risk is the fair value of the contract. This risk may be mitigated for OTC interest rate swap contracts by having a master netting arrangement between the fund and the counterparty and for centrally cleared interest rate swap contracts through the daily exchange of variation margin. There is minimal counterparty risk with respect to centrally cleared interest rate swap contracts due to the clearinghouse guarantee fund and other resources that are available in the event of a clearing member default.
For the fund's average notional amount on interest rate swap contracts, see the appropriate table at the end of these footnotes.
Total return swap contracts: The fund entered into OTC total return swap contracts, which are arrangements to exchange a market-linked return for a periodic payment, both based on a notional principal amount, to hedge sector exposure, for gaining exposure to specific sectors, for hedging inflation and for gaining exposure to inflation.
To the extent that the total return of the security, index or other financial measure underlying the transaction exceeds or falls short of the offsetting interest rate obligation, the fund will receive a payment from or make a payment to the counterparty. OTC total return swap contracts are marked to market daily based upon quotations from an independent pricing service or market makers and the change, if any, is recorded as an unrealized gain or loss. Payments received or made are recorded as realized gains or losses. Certain OTC total return swap contracts may include extended effective dates. Payments related to these swap contracts are accrued based on the terms of the contract. The fund could be exposed to credit or market risk due to unfavorable changes in the fluctuation of interest rates or in the price of the underlying security or index, the possibility that there is no liquid market for these agreements or that the counterparty may default on its obligation to perform. The fund's maximum risk of loss from counterparty risk is the fair value of the contract. This risk may be mitigated by having a master netting arrangement between the fund and the counterparty.
For the fund's average notional amount on OTC total return swap contracts, see the appropriate table at the end of these footnotes.
Credit default contracts: The fund entered into OTC and/or centrally cleared credit default contracts to hedge credit risk, for gaining liquid exposure to individual names, to hedge market risk and for gaining exposure to specific sectors.
In OTC and centrally cleared credit default contracts, the protection buyer typically makes a periodic stream of payments to a counterparty, the protection seller, in exchange for the right to receive a contingent payment upon the occurrence of a credit event on the reference obligation or all other equally ranked obligations of the reference entity. Credit events are contract specific but may include bankruptcy, failure to pay, restructuring and obligation acceleration. For OTC credit default contracts, an upfront payment received by the fund is recorded as a liability on the fund's books. An upfront payment made by the fund is recorded as an asset on the fund's books. Centrally cleared credit default contracts provide the same rights to the protection buyer and seller except the payments between parties, including upfront premiums, are settled through a central clearing agent through variation margin payments. Upfront and periodic payments received or paid by the fund for OTC and centrally cleared credit default contracts are recorded as realized gains or losses at the reset date or close of the contract. The OTC and centrally cleared credit default contracts are marked to market daily based upon quotations from an independent pricing service or market makers. Any change in value of OTC credit default contracts is recorded as an unrealized gain or loss. Daily fluctuations in the value of centrally cleared credit default contracts are recorded as unrealized gain or loss. Upon the occurrence of a credit event, the difference between the par value and fair value of the reference obligation, net of any proportional amount of the upfront payment, is recorded as a realized gain or loss.
In addition to bearing the risk that the credit event will occur, the fund could be exposed to market risk due to unfavorable changes in interest rates or in the price of the underlying security or index or the possibility that the fund may be unable to close out its position at the same time or at the same price as if it had purchased the underlying reference obligations. In certain circumstances, the fund may enter into offsetting OTC and centrally cleared credit default contracts which would mitigate its risk of loss. The fund's maximum risk of loss from counterparty risk, either as the protection seller or as the protection buyer, is the fair value of the contract. This risk may be mitigated for OTC credit default contracts by having a master netting arrangement between the fund and the counterparty and for centrally cleared credit default contracts through the daily exchange of variation margin. Counterparty risk is further mitigated with respect to centrally cleared credit default swap contracts due to the clearinghouse guarantee fund and other resources that are available in the event of a clearing member default. Where the fund is a seller of protection, the maximum potential amount of future payments the fund may be required to make is equal to the notional amount.
For the fund's average notional amount on credit default contracts, see the appropriate table at the end of these footnotes.
TBA commitments: The fund may enter into TBA (to be announced) commitments to purchase securities for a fixed unit price at a future date beyond customary settlement time. Although the unit price and par amount have been established, the actual securities have not been specified. However, it is anticipated that the amount of the commitments will not significantly differ from the principal amount. The fund holds, and maintains until settlement date, cash or high-grade debt obligations in an amount sufficient to meet the purchase price, or the fund may enter into offsetting contracts for the forward sale of other securities it owns. Income on the securities will not be earned until settlement date.
The fund may also enter into TBA sale commitments to hedge its portfolio positions to sell mortgage-backed securities it owns under delayed delivery arrangements or to take a short position in mortgage-backed securities. Proceeds of TBA sale commitments are not received until the contractual settlement date. During the time a TBA sale commitment is outstanding, either equivalent deliverable securities, or an offsetting TBA purchase commitment deliverable on or before the sale commitment date, are held as "cover" for the transaction, or other liquid assets in an amount equal to the notional value of the TBA sale commitment are segregated. If the TBA sale commitment is closed through the acquisition of an offsetting TBA purchase commitment, the fund realizes a gain or loss. If the fund delivers securities under the commitment, the fund realizes a gain or a loss from the sale of the securities based upon the unit price established at the date the commitment was entered into.
TBA commitments, which are accounted for as purchase and sale transactions, may be considered securities themselves, and involve a risk of loss due to changes in the value of the security prior to the settlement date as well as the risk that the counterparty to the transaction will not perform its obligations. Counterparty risk is mitigated by having a master agreement between the fund and the counterparty.
Unsettled TBA commitments are valued at their fair value according to the procedures described under "Security valuation" above. The contract is marked to market daily and the change in fair value is recorded by the fund as an unrealized gain or loss. Based on market circumstances, Putnam Management will determine whether to take delivery of the underlying securities or to dispose of the TBA commitments prior to settlement.
Master agreements: The fund is a party to ISDA (International Swaps and Derivatives Association, Inc.) Master Agreements that govern OTC derivative and foreign exchange contracts and Master Securities Forward Transaction Agreements that govern transactions involving mortgage-backed and other asset-backed securities that may result in delayed delivery (Master Agreements) with certain counterparties entered into from time to time. The Master Agreements may contain provisions regarding, among other things, the parties' general obligations, representations, agreements, collateral requirements, events of default and early termination. With respect to certain counterparties, in accordance with the terms of the Master Agreements, collateral posted to the fund is held in a segregated account by the fund's custodian and, with respect to those amounts which can be sold or repledged, are presented in the fund's portfolio. Collateral posted to the fund which cannot be sold or repledged totaled $608,938 at the close of the reporting period.
Collateral pledged by the fund is segregated by the fund's custodian and identified in the fund's portfolio. Collateral can be in the form of cash or debt securities issued by the U.S. Government or related agencies or other securities as agreed to by the fund and the applicable counterparty. Collateral requirements are determined based on the fund's net position with each counterparty.
With respect to ISDA Master Agreements, termination events applicable to the fund may occur upon a decline in the fund's net assets below a specified threshold over a certain period of time. Termination events applicable to counterparties may occur upon a decline in the counterparty's long-term or short-term credit ratings below a specified level. In each case, upon occurrence, the other party may elect to terminate early and cause settlement of all derivative and foreign exchange contracts outstanding, including the payment of any losses and costs resulting from such early termination, as reasonably determined by the terminating party. Any decision by one or more of the fund's counterparties to elect early termination could impact the fund's future derivative activity.
At the close of the reporting period, the fund had a net liability position of $2,611,736 on open derivative contracts subject to the Master Agreements. Collateral posted by the fund at period end for these agreements totaled $2,645,678 and may include amounts related to unsettled agreements.

ASC 820 establishes a three-level hierarchy for disclosure of fair value measurements. The valuation hierarchy is based upon the transparency of inputs to the valuation of the fund's investments. The three levels are defined as follows:
Level 1: Valuations based on quoted prices for identical securities in active markets.
Level 2: Valuations based on quoted prices in markets that are not active or for which all significant inputs are observable, either directly or indirectly.
Level 3: Valuations based on inputs that are unobservable and significant to the fair value measurement.
The following is a summary of the inputs used to value the fund's net assets as of the close of the reporting period:
		Valuation inputs

Investments in securities:	Level 1	Level 2	Level 3
Common stocks*:
Energy	$266,175	$—	$—
Total common stocks	266,175	—	—
Asset-backed securities	—	1,123,667	—
Corporate bonds and notes	—	133,077,643	—
Foreign government and agency bonds and notes	—	24,313,861	—
Mortgage-backed securities	—	210,847,189	—
Purchased options outstanding	—	397,406	—
Purchased swap options outstanding	—	2,540,067	—
Senior loans	—	42,485,269	—
U.S. government agency mortgage obligations	—	221,457,730	—
U.S. treasury obligations	—	714,835	—
Short-term investments	28,333,898	34,851,023	—

Totals by level	$28,600,073	$671,808,690	$—

		Valuation inputs

Other financial instruments:	Level 1	Level 2	Level 3

Forward currency contracts	$—	$399,933	$—
Futures contracts	22,155	—	—
Written options outstanding	—	(254,762)	—
Written swap options outstanding	—	(2,348,615)	—
Forward premium swap option contracts	—	208,419	—
TBA sale commitments	—	(140,679,449)	—
Interest rate swap contracts	—	(1,049,095)	—
Total return swap contracts	—	127,228	—
Credit default contracts	—	(2,708,036)	—

Totals by level	$22,155	$(146,304,377)	$—

* Common stock classifications are presented at the sector level, which may differ from the fund's portfolio presentation.
During the reporting period, transfers within the fair value hierarchy, if any (other than certain transfers involving non-U.S. equity securities as described in the Security valuation note above), did not represent, in the aggregate, more than 1% of the fund's net assets measured as of the end of the period. Transfers are accounted for using the end of period pricing valuation method.
Fair Value of Derivative Instruments as of the close of the reporting period
	Asset derivatives	Liability derivatives

Derivatives not accounted for as hedging instruments under ASC 815	Fair value	Fair value
Credit contracts	$2,899,725	$5,607,761
Foreign exchange contracts	3,590,536	3,050,899
Interest rate contracts	6,505,806	7,002,707

Total	$12,996,067	$15,661,367

The volume of activity for the reporting period for any derivative type that was held at the close of the period is listed below and was based on an average of the holdings of that derivative at the end of each fiscal quarter in the reporting period:
Purchased TBA commitment option contracts (contract amount)		$69,800,000
Purchased currency option contracts (contract amount)		$18,700,000
Purchased swap option contracts (contract amount)		$853,500,000
Written TBA commitment option contracts (contract amount)		$139,600,000
Written currency option contracts (contract amount)		$18,700,000
Written swap option contracts (contract amount)		$839,800,000
Futures contracts (number of contracts)		90
Forward currency contracts (contract amount)		$320,100,000
Centrally cleared interest rate swap contracts (notional)		$927,400,000
OTC total return swap contracts (notional)		$237,100,000
OTC credit default contracts (notional)		$58,800,000
Centrally cleared credit default contracts (notional)		$6,100,000

	The following table summarizes any derivatives, repurchase agreements and reverse repurchase agreements, at the end of the reporting period, that are subject to an enforceable master netting agreement or similar agreement. For securities lending transactions, if applicable, see note "(AFF)" above, and for borrowing transactions associated with securities sold short, if applicable, see the "Short sales of securities" note above.

		Bank of America N.A.	Barclays Bank PLC	Barclays Capital, Inc. (clearing broker)	Citibank, N.A.	Credit Suisse International	Credit Suisse Securities (USA), LLC (clearing broker)	Goldman Sachs International	HSBC Bank USA, National Association	JPMorgan Chase Bank N.A.	JPMorgan Securities LLC	Merrill Lynch, Pierce, Fenner & Smith, Inc.	Royal Bank of Scotland PLC (The)	State Street Bank and Trust Co.	UBS AG	WestPac Banking Corp.	Total

	Assets:
	Centrally cleared interest rate swap contracts§	$—	$—	$879,820	$—	$—	$17,576	$—	$—	$—	$—	$—	$—	$—	$—	$—	$897,396
	OTC Total return swap contracts*#	—	184,355	—	51,545	30,389	—	130,983	—	18,860	36,549	—	—	—	—	—	452,681
	OTC Credit default contracts*#	—	—	—	—	1,179,995	—	1,445,476	—	—	274,254	—	—	—	—	—	2,899,725
	Centrally cleared credit default contracts§	—	—	—	—	—	—	—	—	—	—	—	—	—	—	—	—
	Futures contracts§	—	—	—	—	—	—	—	—	—	—	—	—	—	—	—	—
	Forward currency contracts#	462,858	200,287	—	318,256	—	—	453,274	213,644	348,510	—	—	445,122	650,812	274,078	28,897	3,395,738
	Forward premium swap option contracts#	283,739	13,188	—	58,207	—	—	9,776	—	223,313	—	—	—	—	—	—	588,223
	Purchased swap options#	43	18,273	—	1,398,552	266,438	—	691,811	—	86,760	—	—	78,190	—	—	—	2,540,067
	Purchased options#	145,658	—	—	—	—	—	49,140	—	202,608	—	—	—	—	—	—	397,406

	Total Assets	$892,298	$416,103	$879,820	$1,826,560	$1,476,822	$17,576	$2,780,460	$213,644	$880,051	$310,803	$—	$523,312	$650,812	$274,078	$28,897	$11,171,236

	Liabilities:
	Centrally cleared interest rate swap contracts§	$—	$—	$774,250	$—	$—	$5,114	$—	$—	$—	$—	$—	$—	$—	$—	$—	$779,364
	OTC Total return swap contracts*#	1,638	92,057	—	114,687	45,743	—	63,821	—	—	7,507	—	—	—	—	—	325,453
	OTC Credit default contracts*#	235,335	—	—	—	1,993,986	—	1,121,122	—	—	1,511,812	—	—	—	—	—	4,862,255
	Centrally cleared credit default contracts§	—	—	5,494	—	—	—	—	—	—	—	—	—	—	—	—	5,494
	Futures contracts§	—	—	—	—	—	—	—	—	—	—	25,952	—	—	—	—	25,952
	Forward currency contracts#	466,229	34,700	—	209,364	344,264	—	638,799	40,302	307,204	—	—	199,241	463,508	225,172	67,022	2,995,805
	Forward premium swap option contracts#	155,597	71,343	—	23,717	—	—	4,149	—	124,998	—	—	—	—	—	—	379,804
	Written swap options#	87	9,956	—	1,010,811	201,743	—	576,391	—	492,144	—	—	57,483	—	—	—	2,348,615
	Written options#	45,630	—	—	—	—	—	9,464	—	199,668	—	—	—	—	—	—	254,762

	Total Liabilities	$904,516	$208,056	$779,744	$1,358,579	$2,585,736	$5,114	$2,413,746	$40,302	$1,124,014	$1,519,319	$25,952	$256,724	$463,508	$225,172	$67,022	$11,977,504

	Total Financial and Derivative Net Assets	$(12,218)	$208,047	$100,076	$467,981	$(1,108,914)	$12,462	$366,714	$173,342	$(243,963)	$(1,208,516)	$(25,952)	$266,588	$187,304	$48,906	$(38,125)	$(806,268)
	Total collateral received (pledged)##†	$(12,218)	$204,184	$—	$410,000	$(1,011,400)	$—	$264,683	$123,398	$(243,963)	$(1,208,516)	$—	$263,005	$120,000	$—	$—
	Net amount	$—	$3,863	$100,076	$57,981	$(97,514)	$12,462	$102,031	$49,944	$—	$—	$(25,952)	$3,583	$67,304	$48,906	$(38,125)

*	Excludes premiums, if any.
†	Additional collateral may be required from certain brokers based on individual agreements.
#	Covered by master netting agreement.
##	Any over-collateralization of total financial and derivative net assets is not shown. Collateral may include amounts related to unsettled agreements.
§	Includes current day's variation margin only, which is not collateralized. Cumulative appreciation/(depreciation) for futures contracts and centrally cleared swap contracts is represented in the tables listed after the fund's portfolio.

	For additional information regarding the fund please see the fund's most recent annual or semiannual shareholder report filed on the Securities and Exchange Commission's Web site, www.sec.gov, or visit Putnam's Individual Investor Web site at www.putnaminvestments.com

Item 2. Controls and Procedures:

(a) The registrant's principal executive officer and principal financial officer have concluded, based on their evaluation of the effectiveness of the design and operation of the registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the design and operation of such procedures are generally effective to provide reasonable assurance that information required to be disclosed by the registrant in this report is recorded, processed, summarized and reported within the time periods specified in the Commission's rules and forms.

(b) Changes in internal control over financial reporting: Not applicable

Item 3. Exhibits:

Separate certifications for the principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Putnam Funds Trust

By (Signature and Title):

/s/ Janet C. Smith Janet C. Smith Principal Accounting Officer Date: September 29, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title):

/s/ Jonathan S. Horwitz Jonathan S. Horwitz Principal Executive Officer Date: September 29, 2017

By (Signature and Title):

/s/ Janet C. Smith Janet C. Smith Principal Financial Officer Date: September 29, 2017